PERSPECTIVE
                          FIXED AND VARIABLE ANNUITYSM
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                                   MAY 1, 2006

Please read this prospectus before you purchase this variable annuity. It contains important information about the Contract that you should know before investing. THIS PROSPECTUS IS A SUMMARY AND IT IS IMPORTANT THAT YOU READ THE CONTRACT AND RIDERS, WHICH ARE THE CONTROLLING DOCUMENTS. You should keep this prospectus on file for future reference.

To learn more about this variable annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2006 by calling Jackson National at 1 (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 17240, Denver, Colorado 80217-0240. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

o    Individual and group, flexible premium deferred annuity.

o 7 fixed accounts, including 4 guaranteed fixed accounts, 2 DCA+ fixed accounts, and an indexed fixed account option that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company ("Jackson National" or "we") (the "Fixed Accounts").

o Investment divisions that purchase shares of the following Funds - all Class A shares (the "Funds"):



JNL SERIES TRUST                                                         JNL/T. Rowe Price Value Fund
----------------                                                         JNL/WESTERN HIGH YIELD BOND FUND (FORMERLY, JNL/SALOMON
JNL/AIM Large Cap Growth Fund                                                BROTHERS HIGH YIELD BOND FUND)
JNL/AIM Real Estate Fund                                                 JNL/WESTERN STRATEGIC BOND FUND (FORMERLY, JNL/SALOMON
JNL/AIM Small Cap Growth Fund                                                BROTHERS STRATEGIC BOND FUND)
JNL/Alger Growth Fund                                                    JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND (FORMERLY,
JNL/Eagle Core Equity Fund                                                   JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND
JNL/Eagle SmallCap Equity Fund                                               FUND)
JNL/FMR Balanced Fund                                                    JNL/S&P Managed Conservative Fund
JNL/FMR MID-CAP EQUITY FUND (FORMERLY, JNL/FMR CAPITAL GROWTH FUND)      JNL/S&P Managed Moderate Fund
JNL/FRANKLIN TEMPLETON INCOME FUND                                       JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Small Cap Value Fund                              JNL/S&P Managed Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                                     JNL/S&P Managed Aggressive Growth Fund
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND                               JNL/S&P Retirement Income Fund
JNL/JPMorgan International Equity Fund                                   JNL/S&P Retirement 2015 Fund
JNL/JPMorgan International Value Fund                                    JNL/S&P Retirement 2020 Fund
JNL/LAZARD EMERGING MARKETS FUND                                         JNL/S&P Retirement 2025 Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund                                          JNL VARIABLE FUND LLC
JNL/Mellon Capital Management S&P 500 Index Fund                         ---------------------
JNL/Mellon Capital Management S&P 400 MidCap Index Fund                  JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management Small Cap Index Fund                       JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management International Index Fund                   JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Bond Index Fund                            JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund          JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Oppenheimer Global Growth Fund                                       JNL/Mellon Capital Management JNL 5 Fund
JNL/Oppenheimer Growth Fund                                              JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
JNL/PIMCO Total Return Bond Fund                                         JNL/Mellon Capital Management Nasdaq(R) 15 Fund
JNL/Putnam Equity Fund                                                   JNL/MELLON CAPITAL MANAGEMENT S&P(R)24 FUND
JNL/Putnam Midcap Growth Fund                                            JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Putnam Value Equity Fund                                             JNL/Mellon Capital Management VIP Fund
JNL/Select Balanced Fund                                                 JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Select Global Growth Fund                                            JNL/Mellon Capital Management Communications Sector Fund
JNL/Select Large Cap Growth Fund                                         JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Select Money Market Fund                                             JNL/Mellon Capital Management Financial Sector Fund
JNL/Select Value Fund                                                    JNL/Mellon Capital Management Healthcare Sector Fund
JNL/T. Rowe Price Established Growth Fund                                JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/T. Rowe Price Mid-Cap Growth Fund                                    JNL/Mellon Capital Management Technology Sector Fund


HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, OR RECENTLY UNDERWENT NAME CHANGES. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

THE SEC HAS NOT APPROVED OR DISAPPROVED THIS VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------
    o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The DowSM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.


                                        TABLE OF CONTENTS

KEY FACTS.................................................................................................2

FEES AND EXPENSES TABLES..................................................................................4

THE ANNUITY CONTRACT......................................................................................8

JACKSON NATIONAL..........................................................................................9

THE GUARANTEED FIXED ACCOUNTS AND THE INDEXED FIXED ACCOUNT OPTIONS.......................................9

THE SEPARATE ACCOUNT......................................................................................9

INVESTMENT DIVISIONS......................................................................................10

CONTRACT CHARGES..........................................................................................18

PURCHASES.................................................................................................22

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS..............................................................24

TELEPHONE AND INTERNET TRANSACTIONS.......................................................................25

ACCESS TO YOUR MONEY......................................................................................26

INCOME PAYMENTS (THE INCOME PHASE)........................................................................27

DEATH BENEFIT.............................................................................................29

TAXES.....................................................................................................33

OTHER INFORMATION.........................................................................................36

PRIVACY POLICY............................................................................................38

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............................................40

APPENDIX A (about Dow Jones)..............................................................................A-1

APPENDIX B................................................................................................B-1

APPENDIX C (Accumulation Unit values).....................................................................C-1


                                    KEY FACTS

----------------------------------------------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:                                   1 (800) 766-4683 (8 a.m. - 8 p.m., ET)

         MAIL ADDRESS:                                    P.O. Box 17240, Denver, Colorado 80217-0240

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779 (8 a.m. - 8 p.m., ET)

         MAIL ADDRESS:                                    P.O. Box 30392, Lansing, Michigan 48909-7892

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the Fixed Accounts, including the indexed fixed option of Jackson National and investment divisions (the "Investment Divisions") (collectively, the "Allocation Options"). The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You may put money into any of the Allocation Options but you may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Accounts at any one time.

--------------------------------------------------------------------------------
EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National makes a deduction for its insurance and administration charges that is equal to 1.40% of the daily value of the Contracts invested in the Investment Divisions. If you select our Maximum Anniversary Value Death Benefit Option, Jackson National makes a deduction for its insurance and administration charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. If you select our Earnings Protection Benefit Endorsement, Jackson National deducts an additional charge equal to 0.20% of the daily net asset value of Contracts invested in the Investment Divisions. These charges do not apply to the Fixed Accounts. During the accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your Contract.

If you take your money out of the Contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year after receipt of a premium payment and declines 1% a year to 0% after 7 years.

Jackson National may assess a state premium tax charge which ranges from 0% - 3.5% (the amount of state premium tax, if any, will vary from state to state) when you begin receiving regular income payments from your Contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

There are also investment charges, which are expected to range from 0.60% to 1.55%, on an annual basis, of the average daily value of the Funds, depending on the Fund.

--------------------------------------------------------------------------------
PURCHASES

Under most circumstances, you can buy a Contract for $5,000 or more ($2,000 or more for a qualified plan Contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase. We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the Withdrawal Charge and the Mortality and Expense Risk Charge) associated with the Contract Enhancement.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you select the Earnings Protection Benefit Endorsement, the death benefit your beneficiary receives may be increased by 40% of earnings up to a maximum of 100% of the premiums you have paid (25% of earnings for owners ages 70-75).

--------------------------------------------------------------------------------
FREE LOOK

If you cancel your Contract within 20 days after receiving it (or whatever period is required in your state), Jackson National will return the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent. This may be more or less than your original payment. If required by law, Jackson National will return your premium. In some states, we are required to hold the premiums of a senior citizen in a guaranteed fixed account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY AND SURRENDER THE CONTRACT, RECEIVE INCOME PAYMENTS OR TRANSFER CONTRACT VALUE BETWEEN ALLOCATION OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


------------------------------------------------------------------------------------------------------------------------------------
                         OWNER TRANSACTION EXPENSES (1)
------------------------------------------------------------------------------------------------------------------------------------

        MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):  7%
        Years Since Premium Payment (2)                       0     1      2      3     4      5     6
        Charge                                                7%    6%     5%     4%    3%     2%    1%

         TRANSFER FEE:  $25 for each transfer in excess of 15 in a Contract year

         COMMUTATION FEE (3): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

------------------------------------------------------------------------------------------------------------------------------------

(1)  See "Contract Charges."

(2) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and interest rate adjustments will not be charged on wire/overnight fees.

(3) This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

--------------------------------------------------------------------------------
                        SEPARATE ACCOUNT ANNUAL EXPENSES
--------------------------------------------------------------------------------

CONTRACT MAINTENANCE CHARGE: $35 per Contract per year

                        AND

WITHOUT OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (AS A PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE)

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                   0.15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.40%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.60%

                        OR

WITH OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (AS A PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE)

         Mortality and Expense Risk Charges                      1.13% (4)
         Maximum Anniversary Value Death Benefit Charge          0.22%
         Administration Charge                                   0.15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.50%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.70%

--------------------------------------------------------------------------------

(4) This charge is 0.12% lower than the mortality and expense risk charge under the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit, which is covered by a separate charge.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

--------------------------------------------------------------------------------
                      TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)

                                 Minimum: 0.60%

                                 Maximum: 1.55%

--------------------------------------------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.

                      FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)

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                                                                                                                          ANNUAL
                                                                     MANAGEMENT AND       SERVICE          OTHER        OPERATING
                             FUND NAME                                 ADMIN FEE A      (12B-1) FEE      EXPENSES B      EXPENSES
-------------------------------------------------------------------- ----------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/AIM Large Cap Growth                                                   0.80%           0.20%           0.01%          1.01%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/AIM Real Estate                                                        0.84%           0.20%           0.01%          1.05%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/AIM Small Cap Growth                                                   0.95%           0.20%           0.01%          1.16%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Alger Growth                                                           0.80%           0.20%           0.01%          1.01%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Eagle Core Equity                                                      0.75%           0.20%           0.01%          0.96%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Eagle SmallCap Equity                                                  0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/FMR Balanced                                                           0.80%           0.20%           0.01%          1.01%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/FMR Mid-Cap Equity                                                     0.80%           0.20%           0.01%          1.01%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Franklin Templeton Income                                              0.90%           0.20%           0.01%          1.11%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Franklin Templeton Small Cap Value                                     0.93%           0.20%           0.01%          1.14%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Goldman Sachs Mid Cap Value                                            0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Goldman Sachs Short Duration Bond                                      0.55%           0.20%           0.01%          0.76%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/JPMorgan International Equity                                          0.87%           0.20%           0.01%          1.08%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/JPMorgan International Value                                           0.87%           0.20%           0.01%          1.08%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Lazard Emerging Markets                                                1.15%           0.20%           0.01%          1.36%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Lazard Mid Cap Value                                                   0.82%           0.20%           0.01%          1.03%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Lazard Small Cap Value                                                 0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 500 Index                                0.39%           0.20%           0.02%          0.61%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 400 MidCap Index                         0.39%           0.20%           0.02%          0.61%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Small Cap Index                              0.39%           0.20%           0.01%          0.60%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management International Index                          0.45%           0.20%           0.01%          0.66%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Bond Index                                   0.40%           0.20%           0.01%          0.61%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index                 0.58%           0.20%           0.02%          0.80%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Oppenheimer Global Growth                                              0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Oppenheimer Growth                                                     0.77%           0.20%           0.01%          0.98%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/PIMCO Total Return Bond                                                0.60%           0.20%           0.01%          0.81%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Putnam Equity                                                          0.77%           0.20%           0.01%          0.98%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Putnam Midcap Growth                                                   0.85%           0.20%           0.01%          1.06%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Putnam Value Equity                                                    0.76%           0.20%           0.01%          0.97%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Balanced                                                        0.58%           0.20%           0.01%          0.79%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Global Growth                                                   0.89%           0.20%           0.01%          1.10%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Large Cap Growth                                                0.78%           0.20%           0.01%          0.99%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Money Market                                                    0.39%           0.20%           0.01%          0.60%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Select Value                                                           0.65%           0.20%           0.01%          0.86%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/T. Rowe Price Established Growth                                       0.70%           0.20%           0.01%          0.91%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/T. Rowe Price Mid-Cap Growth                                           0.81%           0.20%           0.01%          1.02%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/T. Rowe Price Value                                                    0.76%           0.20%           0.01%          0.97%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Western High Yield Bond                                                0.60%           0.20%           0.01%          0.81%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Western Strategic Bond                                                 0.72%           0.20%           0.01%          0.93%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Western U.S. Government & Quality Bond                                 0.58%           0.20%           0.01%          0.79%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Conservative C                                             0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Moderate C                                                 0.17%           0.00%           0.01%          0.18%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Moderate Growth C                                          0.16%           0.00%           0.01%          0.17%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Growth C                                                   0.15%           0.00%           0.01%          0.16%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Managed Aggressive Growth C                                        0.17%           0.00%           0.01%          0.18%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Retirement Income C                                                0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Retirement 2015 C                                                  0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Retirement 2020 C                                                  0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/S&P Retirement 2025 C                                                  0.18%           0.00%           0.01%          0.19%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management DowSM 10                                     0.45%           0.20%           0.03%          0.68%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P(R) 10                                    0.44%           0.20%           0.02%          0.66%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Global 15                                    0.49%           0.20%           0.02%          0.71%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management 25                                           0.44%           0.20%           0.01%          0.65%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Select Small-Cap                             0.44%           0.20%           0.01%          0.65%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management JNL 5                                        0.44%           0.20%           0.01%          0.65%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management JNL Optimized 5 Fund                         0.52%           0.20%           0.06%          0.78%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Nasdaq(R) 15                                 0.51%           0.20%           0.05%          0.76%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P(R) 24 Fund                               0.52%           0.20%           0.02%          0.74%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Value Line(R) 25                             0.45%           0.20%           0.16%          0.81%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management VIP                                          0.47%           0.20%           0.04%          0.71%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management DowSM Dividend Fund                          0.52%           0.20%           0.03%          0.75%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Communications Sector                        0.52%           0.20%           0.01%          0.73%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Consumer Brands Sector                       0.52%           0.20%           0.01%          0.73%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Financial Sector                             0.52%           0.20%           0.01%          0.73%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Healthcare Sector                            0.51%           0.20%           0.01%          0.72%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Oil & Gas Sector                             0.47%           0.20%           0.01%          0.68%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------
JNL/Mellon Capital Management Technology Sector                            0.52%           0.20%           0.01%          0.73%
--------------------------------------------------------------------- ---------------- --------------- --------------- -------------

A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the
     JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and the JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.76% to 1.55% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund..............................  1.02%
         JNL/S&P Managed Moderate Fund..................................  1.06%
         JNL/S&P Managed Moderate Growth Fund...........................  1.10%
         JNL/S&P Managed Growth Fund....................................  1.14%
         JNL/S&P Managed Aggressive Growth Fund ........................  1.18%
         JNL/S&P Retirement Income Fund.................................  1.04%
         JNL/S&P Retirement 2015 Fund...................................  1.13%
         JNL/S&P Retirement 2020 Fund...................................  1.16%
         JNL/S&P Retirement 2025 Fund...................................  1.17%

EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the Earnings Protection Benefit Endorsement and the Maximum Anniversary Value Death Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

         1 YEAR              3 YEARS          5 YEARS            10 YEARS
         $406                $1,074           $1,766             $3,622

If you annuitize at the end of the applicable time period:

         1 YEAR *            3 YEARS          5 YEARS            10 YEARS
         $406                $1,074           $1,766             $3,622

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do NOT surrender your Contract:

         1 YEAR              3 YEARS          5 YEARS            10 YEARS
         $336                $1,024           $1,736             $3,622

THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson National can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National is a Contract between you, the owner, and Jackson National, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to the Investment Divisions, the guaranteed fixed accounts and the indexed fixed account option. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

In addition, an endorsement to the Contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract. You can assign the Contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The Contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group Contracts. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract owner, and records with respect to the value of each Contract.

Jackson National is working to provide documentation electronically. When this program is available, Jackson National will, as permitted, forward documentation electronically. Please contact Jackson National's Service Center for more information.

                        THE GUARANTEED FIXED ACCOUNTS AND
                        THE INDEXED FIXED ACCOUNT OPTION

IF YOU SELECT A GUARANTEED FIXED ACCOUNT, OR THE INDEXED FIXED ACCOUNT OPTION, YOUR MONEY WILL BE PLACED WITH JACKSON NATIONAL'S OTHER ASSETS. THE GUARANTEED FIXED ACCOUNTS AND THE INDEXED FIXED ACCOUNT OPTIONS ARE NOT REGISTERED WITH THE SEC AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT OPTIONS, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. YOUR CONTRACT CONTAINS A MORE COMPLETE DESCRIPTION OF THE GUARANTEED FIXED ACCOUNTS. THE INDEXED FIXED ACCOUNT OPTION IS DESCRIBED IN THE ENDORSEMENT AND SUPPLEMENTARY MATERIALS YOUR AGENT CAN PROVIDE YOU, INCLUDING THE DURATION OF ITS GUARANTEE PERIODS.

                              THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson National and the obligations under the Contracts are obligations of Jackson National. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National may issue.

The Separate Account is divided into Investment Divisions. Jackson National does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Accounts at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


------------------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc.
     (sub-sub-adviser))

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

------------------------------------------------------------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

------------------------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of $100 million to $3 billion.

------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR MID-CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

------------------------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value
         Index at the time of investing.

------------------------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

------------------------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

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JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

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JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

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JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

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JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

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JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

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JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

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JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

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JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

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JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

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JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

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JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are undervalued relative to other stocks.

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JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of growth companies.

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JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

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JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

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JNL/WESTERN HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

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JNL/WESTERN STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Western Asset Management Company and Western Asset Management Company
     Limited (sub-sub-adviser))

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage
         Association that are supported by the full faith and credit of the U.S. government.

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JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

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JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

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JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

------------------------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

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

         ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit;
         (ii) the GMIB; and (iii) any GMWB.

         Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates:
         (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

         The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

         You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.


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                              JNL VARIABLE FUND LLC
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

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JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

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JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the last business day before each "Stock Selection Date."

------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual Funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the Contracts instructions as to how to vote when the Funds solicit proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required, or determine in its sole discretion, to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its various insurance and administrative charges. The insurance charges include the mortality and expense risk charge and charge for any optional benefit you select. We deduct these charges as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, the total charge for a base Contract without any optional benefit equals 1.40% (mortality & expense risk charge-1.25%; administration charge-0.15%). The total charges for a Contract with the Optional Maximum Anniversary Value Death Benefit is %. The total charge for a Contract with the Optional Earnings Protection Benefit is %. The total charge for a Contract with both benefits is %. These charges are applied to the average daily net asset value of your allocations to the Investment Divisions. These charges do not apply to the guaranteed fixed account or the indexed fixed option.

These charges are for the mortality risks, expense risks and administrative expenses. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson National assumes arise from our obligations under the Contracts:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o to provide both a standard and enhanced death benefit prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, each day during the accumulation phase of your Contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.20% of the daily net asset value of the Contracts having this Endorsement that are invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account option. We stop deducting this charge if you annuitize your Contract.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select the Maximum Anniversary Value Death Benefit Endorsement, each day during the accumulation phase of your Contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.22% of the daily net asset value of the Contracts having this Endorsement that are invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account option. We stop deducting this charge if you annuitize your Contract.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Option only when the charge exceeds the value of the Funds in the Investment Divisions and the guaranteed fixed account options.

Jackson National will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract year. Jackson National may waive the transfer fee in connection with Earnings Sweep or pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3, your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

WITHDRAWAL CHARGE. During the accumulation phase (if and to the extent the Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without a Withdrawal Charge.

     o At any time during the accumulation phase, you may withdraw premiums that are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn).

     o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn) ("Free Withdrawal"). Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal Charge compensates us for costs associated with selling the Contracts. Minimum distribution requirements will reduce the 10% Free Withdrawal amount.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the Contract. If you make a full withdrawal, you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your Contract, we deduct the Withdrawal Charge from the remaining value in your Contract.

Amounts allocated to an indexed fixed account option are not subject to this Withdrawal Charge. The Withdrawal Charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge). Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a Withdrawal Charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a Withdrawal Charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., ("JNLD") located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support and are sometimes referred to as "revenue sharing." They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points. Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

Below is a listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 1.  WM Financial
                 2.  LPL Financial Services
                 3.  National Planning Corporation
                 4.  SII Investments
                 5.  Invest
                 6.  Fifth Third Securities
                 7.  Raymond James
                 8.  Securities America
                 9.  Webster Securities
                 10. ICA
                 11. IFMG
                 12. Commonwealth Financial Network
                 13. Thrivent
                 14. Intersecurities
                 15. Mutual Service Corporation
                 16. Prime Capital Services
                 17. Lincoln Financial Advisors
                 18. Centaurus Financial
                 19. Jefferson Pilot Securities Corporation

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    BH Clearing, LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances

     o    $2,000 for a qualified plan Contract

     o    The maximum we accept without our prior approval is $1 million

MINIMUM ADDITIONAL PREMIUMS:

     o    $500

     o    $50 under the automatic payment plan

     o You can pay additional premiums at any time during the accumulation phase

There is a $100 minimum balance requirement for each Investment Division and guaranteed fixed account. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Special requirements apply to the indexed fixed account option.

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than 18 Investment Divisions available under the Contract; however, you may not allocate your money to more than 18 Investment Divisions plus the guaranteed fixed accounts and the indexed fixed account option during the life of your Contract.

Jackson National will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within five business days, we will return your money.

The Jackson National business day closes when the New York Stock Exchange closes usually (4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a Contract owner may request at issue. Under this program, Jackson National will allocate enough of your premium to the guaranteed fixed account you select to assure that the amount so allocated, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the seven-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after seven years. The remaining $3,669 of the payment will be allocated to the Investment Divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an "Annuity Unit."

Every business day Jackson National determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;

     2.   subtracting any asset-based insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between a Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from a Fixed Account may be subject to any applicable excess interest adjustment. There may be periods when we do not offer the Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Fixed Account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative COSTS. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Accounts, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to Jackson National's right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the JNL(R) website, or through other means to JNL shall be deemed authorization by you for JNL to accept transaction instructions, including Investment Division transfers/allocations, by you or your financial representative unless we are notified by you to the contrary. To notify JNL, please call us at the Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson National at the time and date stated on the electronic acknowledgement Jackson National returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and Jackson National will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive:

     1. the value of the Contract on the day your withdrawal request is received by us;

     2.   less any premium tax;

     3.   less any annual contract maintenance charge; and

     4.   less any withdrawal charge.

For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 19.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, to be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the Contract have been withdrawn.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 33.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on the money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the month and year in which those payments begin. The Income Date must be at least one year after your Contract is issued. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least 7 days before the income date. You must give us notice seven days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed fixed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Funds. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.) The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum payment may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes but is not limited to due proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The death benefit paid will be the basic Contract death benefit unless you have selected the Maximum Anniversary Value death benefit. If you have the Maximum Anniversary Value death benefit, the difference between the account value and the Maximum Anniversary Value death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

BASE CONTRACT DEATH BENEFIT

The death benefit equals:

     1.   current Contract Value; OR

     2. the total premiums (less withdrawals, charges and premium taxes) compounded at 5% (4% if the owner is age 70 or older at the date of issue); OR

     3. the Contract Value at the end of the 7th Contract year PLUS all premiums paid since the 7th year (less withdrawals, withdrawal charges and premium taxes incurred since the 7th year) compounded at 5% (4% if the owner is age 70 or older at the date of issue);

 -- whichever is GREATEST.

The death benefit under 2 and 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and tax incurred. The death benefit under 2 and 3 may not be available in all states.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION (must be elected at issue)

The death benefit equals:

     1.   current Contract Value; OR

     2. the total premiums (less withdrawals, charges and taxes) compounded at 5% (4% if the owner is age 70 or older at the date of issue); OR

     3. the Contract Value at the end of the 7th Contract year PLUS all premiums paid since the 7th year (less withdrawals, charges and taxes incurred since the 7th year) compounded at 5% (4% if the owner is age 70 or older at the date of issue); OR

     4. the greatest Contract Value at any Contract anniversary prior to the owner's 81st birthday, reduced proportionally by any withdrawals subsequent to that Contract anniversary in the same proportion that the Contract Value was reduced on the date of a withdrawal, plus any premium paid subsequent to that Contract anniversary.

-- whichever is GREATEST.

The Maximum Anniversary Value Death Benefit Option may not be available in all states and is not available to Contract owners greater than age 80.

The death benefit determined under item 2 or item 3 of the Maximum Anniversary Value Death Benefit Option is limited to never exceed 250% of premiums paid, less withdrawals, charges, and taxes incurred.

The additional insurance charge for the Maximum Anniversary Value Death Benefit Option will continue to be deducted after you reach age 81, although the highest Contract Value on any anniversary after age 81 will not be paid.

This amount will be determined as of the end of the Business Day when due proof of the Owner's death is satisfactory to us and an election as to the type of Death Benefit Option is received by the Company at its Annuity Service Center.

In determining the current Contract Value to be paid upon distribution due to the Owner's death, the amount attributable to Indexed Fixed Options will be the sum of the Indexed Fixed Option Values on the Index Determination Date immediately preceding the date we receive a complete request for payment in good order.
From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within seven days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value in the Separate Account and the Fixed Account (including the Indexed Fixed Option) exceeds the total premiums paid into the Contract (less prior withdrawals, withdrawal charges and premium taxes applicable to the withdrawals). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any withdrawals and associated charges. If the earnings amount is negative, i.e., the total premiums paid into your Contract (adjusted for any withdrawals and associated charges) are greater than the Contract Value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, we do not take into consideration any earnings above 100% of the total premiums paid (adjusted for any withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year) are excluded.

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, we will increase the Contract Value at that time to reflect any otherwise payable Earnings Protection Benefit. In addition, upon your spouse's death we will pay an Earnings Protection Benefit if your Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit will be based solely upon premiums paid after the Continuation Date (adjusted for withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your spouse's death are excluded.

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated.

No Earnings Protection Benefit will be paid:

     1.   if the Contract is in the income phase at the time of your death;

     2.   if there are no earnings in the Contract.

Moreover, no additional Earnings Protection Benefit will be paid if your spouse exercises the Special Spousal Continuation Option (described below) after your death and does not pay any premiums into the Contract after the Continuation Date.

If you elect this benefit, during the accumulation phase of the Contract we will deduct a charge of 0.20% of the daily net asset value of the Funds. This charge is in addition to the other charges that are deducted from your Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option. Please note that we collect this charge even if your spouse does not pay any additional premium after the Continuation Date and therefore is not eligible for an Earnings Protection Benefit upon his or her death. In addition, if your spouse pays little or no premium after the Continuation Date, the potential Earnings Protection Benefit may be much lower than it was prior to the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected Contract Value and duration of all Contracts having the Earnings Protection Benefit and Special Spousal Continuation Option Endorsements.

Contract value is determined as of the date we receive complete claim forms and due proof of death from the beneficiary of record. If you allocated money to the Indexed Fixed Option, the earnings for purposes of calculating this benefit will be determined by accumulating such money at 3% interest (adjusted for any withdrawals and associated charges) from the time such allocation was made.

The Earnings Protection Benefit may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Enhancement Benefit, if any) exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have Contract Value in the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year guaranteed fixed account option. Your spouse may then transfer this amount to any available Investment Divisions or guaranteed fixed account option, but your spouse may not transfer this amount back into the Indexed Fixed Option. If you subsequently withdraw any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premium. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means of spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit, including any Earnings Protection Benefit, under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected, including the Earnings Protection Benefit. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were. In particular, the charge for the Earnings Protection Benefit will remain the same even though, as discussed in "Earnings Protection Benefit" above, in certain circumstances the potential benefit will be lower after the Continuation Date. Your spouse should weigh this cost against the potential benefits, in deciding whether to exercise the Special Spousal Continuation Option.

Even if your spouse pays premiums after the Continuation Date, no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued, even though charges for the benefit are assessed.

If you have elected the Preselected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant, subject to our underwriting rules. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life (or life expectancy) or a period not exceeding the joint lives (or joint life expectancies) of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary", who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees, and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest income date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer Funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 67 Investment Divisions and 7 guaranteed fixed account options, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
          (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

     (b)  a required minimum distribution;

     (c)  a hardship withdrawal; or

     (d)  the non-taxable portion of a distribution.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other guaranteed fixed accounts from the one-year guaranteed fixed account or any of the other Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ account is a "source account" designed for Dollar-Cost Averaging. The DCA+ account is credited with an enhanced interest rate. If a DCA+ account is selected, monies in the DCA+ fixed account will be systematically transferred to the Investment Divisions or other guaranteed fixed accounts chosen over the DCA+ term selected.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the 1-year guaranteed fixed account option and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.

REBALANCING. You can arrange to have Jackson National automatically reallocate your Contract Value among Investment Divisions and the guaranteed fixed account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

FREE LOOK. You may return your Contract to the selling agent or Jackson National within 20 days after receiving it. Jackson National will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account and the indexed fixed account option. We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson National will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in a Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

          o    STANDARDIZED   AVERAGE  ANNUAL  TOTAL  RETURN  is  calculated  in
               accordance with SEC guidelines.

          o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge and withdrawal charge. The deduction of the Contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your Contract, you may call or write to us at:

o  Jackson National Life Annuity Service Center:   1 (800) 766-4683
                                                   P.O. Box 17240, Denver,
                                                   Colorado 80217-0240

o Institutional Marketing Group Service Center:    1 (800) 777-7779
                                                   P.O. Box 30392, Lansing,
                                                   Michigan 48909-7892
--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History...............................................2
Services......................................................................4
Purchase of Securities Being Offered..........................................4
Underwriters..................................................................4
Calculation of Performance....................................................4
Additional Tax Information....................................................7
Net Investment Factor........................................................17
Condensed Financial Information..............................................18

                                   APPENDIX A
DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the
     JNL/Mellon  Capital  Management  Dow SM 10  Fund,  the  JNL/Mellon  Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon  Capital  Management  Healthcare Sector Fund, and the JNL/Mellon
     Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


 -------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE  SECTOR FUND,  AND THE JNL/MELLON  CAPITAL  MANAGEMENT
               TECHNOLOGY  SECTOR  FUND,  THE OWNERS OF THE  JNL/MELLON  CAPITAL
               MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------


                                                      APPENDIX B

                          Advest                                                       NPH
                        AG Edwards                                                     ONB
                     American General                                              Oppenheimer
                    American Portfolios                                             Packerland
                    Centaurus Financial                                      Peoples Securities, Inc.
              Commonwealth Financial Network                                           PFIC
                 Ferris, Baker, Watts Inc.                                         PiperJaffray
                  Fifth Third Securities                                      Prime Capital Services
                  FNB Brokerage Services                                            PrimeVest
                       G.W. Sherwold                                               Proequities
                           Geneos                                           Raymond James & Associates
               Great American Advisors, Inc.                                   Raymond James / PCA
                 Hantz Financial Services                                        Ryan Beck & Co.
                         Hibernia                                               Sammons Securities
                            ICA                                                Scott & Stringfellow
                       ICBA / ICBFS                                             Securities America
                          Infinex                                           Securities Service Network
          Innovative Solutions Insurance Services                          Sigma Financial Corporation
                      Intersecurities                                           Signator Investors
                          INVEST                                                 SII Investments
                            IPI                                                      Sky Bank
                Janney Montgomery Scott LLC                                           Stifel
          Jefferson Pilot Securities Corporation                                      Talbot
                 JJB Hilliard WL Lyons, Inc                                         Thrivent
                 Lincoln Financial Advisors                                            UBOC
                Lincoln Investment Planning                                 United Brokerage Services
                   Linsco Private Ledger                                               UVEST
                   LPL Financial Services                                       Valmark Securities
                            M&T                                               Vanderbilt Securities
                McDonald Investments, Inc.                                  Wachovia Securities, Inc.
                    Met Life Securities                                      Walnut Street Securities
                       Morgan Keegan                                           Waterstone Financial
                       Morgan Peabody                                           Webster Investments
                  Mutual Service Corporation                                           WM
               National Planning Corporation                                           XCU
                      NFP Securities

                                   APPENDIX C

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a Perspective and Defined Strategies base Contract (with no optional endorsements) and for each Perspective and Defined Strategies Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

 JNL/Mellon Capital Management The DowSM 10 Fund TO JNL/Mellon Capital Management DowSM 10 Fund
 JNL/Mellon Capital Management The S&P(R) 10 Fund TO JNL/Mellon Capital Management S&P(R) 10 Fund

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

           JNL/FMR Capital Growth Fund TO JNL/FMR Mid-Cap Equity Fund
  JNL/Salomon Brothers High Yield Bond Fund TO JNL/Western High Yield Bond Fund
   JNL/Salomon Brothers Strategic Bond Fund TO JNL/Western Strategic Bond Fund
 JNL/Salomon Brothers U.S. Government & Quality Bond Fund TO JNL/Western U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management DowSM Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.40%


INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(198)

  Accumulation unit value:
    Beginning of period                    $14.86          $13.55          $10.64         $10.22           N/A
    End of period                          $15.28          $14.86          $13.55         $10.64           N/A
  Accumulation units outstanding
  at the end of period                    442,642         567,683         548,237         83,108           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                    $16.35          $14.05          $10.51         $15.05          $25.52
    End of period                          $17.12          $16.35          $14.05         $10.51          $15.05
  Accumulation units outstanding
  at the end of period                   5,975,265       7,525,469       9,476,936      11,407,014      15,885,658

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                    $39.66          $17.94          $13.46         $11.87          $10.34
    End of period                          $25.52          $39.66          $17.94         $13.46          $11.87
  Accumulation units outstanding
  at the end of period                   17,431,473      12,048,149      5,849,883       5,132,743      2,985,668

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division

  Accumulation unit value:
    Beginning of period                    $21.61          $19.63          $14.69         $21.21          $30.83
    End of period                          $22.31          $21.61          $19.63         $14.69          $21.21
  Accumulation units outstanding
  at the end of period                   5,935,444       7,702,803       9,277,974      11,223,192      15,754,272

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division

  Accumulation unit value:
    Beginning of period                    $39.54          $20.62          $13.26         $11.95          $10.20
    End of period                          $30.83          $39.54          $20.62         $13.26          $11.95
  Accumulation units outstanding
  at the end of period                   17,580,395      13,399,786      6,839,305       5,371,379      2,355,530






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $18.96          $17.27          $14.12         $19.65          $26.06
    End of period                          $19.06          $18.96          $17.27         $14.12          $19.65
  Accumulation units outstanding
  at the end of period                   5,915,085       7,435,249       9,420,842      12,349,379      16,824,375

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $32.33          $19.92          $15.93         $13.57          $10.48
    End of period                          $26.06          $32.33          $19.92         $15.93          $13.57
  Accumulation units outstanding
  at the end of period                   20,248,887      15,866,078      11,242,198      9,067,277      3,090,234

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $20.80          $19.02          $15.87         $16.41          $15.05
    End of period                          $21.59          $20.80          $19.02         $15.87          $16.41
  Accumulation units outstanding
  at the end of period                   8,672,411       10,080,607      10,817,218     11,302,837      11,986,416

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                    $14.10          $14.31          $13.19         $11.29          $10.34
    End of period                          $15.05          $14.10          $14.31         $13.19          $11.29
  Accumulation units outstanding
  at the end of period                   10,032,286      9,940,416       6,574,171       4,486,973      2,120,529






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                    $16.91          $15.17          $12.09         $16.15          $21.84
    End of period                          $18.13          $16.91          $15.17         $12.09          $16.15
  Accumulation units outstanding
  at the end of period                   6,025,199       7,556,994       9,434,893      11,426,408      15,246,847

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                    $26.96          $21.13          $15.88         $13.22          $10.58
    End of period                          $21.84          $26.96          $21.13         $15.88          $13.22
  Accumulation units outstanding
  at the end of period                   16,776,830      14,056,305      8,348,592       5,207,294      1,682,604

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                    $17.27          $15.96          $12.99         $16.44          $17.80
    End of period                          $17.86          $17.27          $15.96         $12.99          $16.44
  Accumulation units outstanding
  at the end of period                   7,449,847       9,322,373       11,465,841     13,958,334      17,374,199

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                    $16.87          $17.29          $15.59         $12.98          $10.59
    End of period                          $17.80          $16.87          $17.29         $15.59          $12.98
  Accumulation units outstanding
  at the end of period                   18,374,087      16,357,203      10,899,898      6,925,507      1,330,288






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.99          $12.06          $12.18         $12.22          $11.98
    End of period                          $12.14          $11.99          $12.06         $12.18          $12.22
  Accumulation units outstanding
  at the end of period                   2,705,617       3,232,514       4,703,950       7,398,187      10,944,112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.48          $11.12          $10.74         $10.37          $10.03
    End of period                          $11.98          $11.48          $11.12         $10.74          $10.37
  Accumulation units outstanding
  at the end of period                   8,517,299       11,491,181      4,713,958       3,855,123      2,193,176

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                     N/A            $14.87          $12.70         $12.62          $12.12
    End of period                           N/A            $15.37          $14.87         $12.70          $12.62
  Accumulation units outstanding
  at the end of period                      N/A              -           7,501,178       8,221,752      9,858,774

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.02          $13.06          $12.75         $11.26          $10.11
    End of period                          $12.12          $13.02          $13.06         $12.75          $11.26
  Accumulation units outstanding
  at the end of period                   9,117,909       9,672,921       7,350,674       4,711,051      1,147,840






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $15.02          $14.66          $14.70         $13.37          $12.67
    End of period                          $15.16          $15.02          $14.66         $14.70          $13.37
  Accumulation units outstanding
  at the end of period                   5,500,651       6,692,120       9,069,174      14,668,784      12,659,553

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                    $11.53          $12.00          $11.12         $10.33          $10.21
    End of period                          $12.67          $11.53          $12.00         $11.12          $10.33
  Accumulation units outstanding
  at the end of period                   8,258,157       7,963,550       5,006,001       2,090,575       902,055

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $18.25          $17.31          $15.46         $14.46          $13.73
    End of period                          $18.46          $18.25          $17.31         $15.46          $14.46
  Accumulation units outstanding
  at the end of period                   2,799,482       3,129,555       3,622,211       3,816,201      4,053,144

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $12.99          $12.94          $12.80         $11.74          $10.41
    End of period                          $13.73          $12.99          $12.94         $12.80          $11.74
  Accumulation units outstanding
  at the end of period                   4,116,938       3,970,746       3,166,154       2,603,857       911,885






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $22.19          $20.48          $15.91         $21.04          $23.77
    End of period                          $23.21          $22.19          $20.48         $15.91          $21.04
  Accumulation units outstanding
  at the end of period                   8,725,276       10,119,927      11,790,991     12,765,760      15,911,916

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                    $24.19          $20.14          $15.99         $12.53          $10.36
    End of period                          $23.77          $24.19          $20.14         $15.99          $12.53
  Accumulation units outstanding
  at the end of period                   16,685,946      14,057,518      10,399,047      7,218,789      2,500,896

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $27.03          $23.22          $16.99         $22.07          $22.72
    End of period                          $30.41          $27.03          $23.22         $16.99          $22.07
  Accumulation units outstanding
  at the end of period                   7,110,718       8,830,489       10,141,081     10,928,820      13,844,072

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $21.50          $17.58          $14.68         $12.59          $10.37
    End of period                          $22.72          $21.50          $17.58         $14.68          $12.59
  Accumulation units outstanding
  at the end of period                   15,106,446      11,658,193      9,941,003       8,031,753      3,585,051






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $13.31          $11.60          $9.16          $11.69          $14.87
    End of period                          $14.53          $13.31          $11.60          $9.16          $11.69
  Accumulation units outstanding
  at the end of period                   3,298,190       4,007,667       5,340,224       6,591,626      7,467,615

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $17.53          $13.46          $11.94         $11.78          $10.49
    End of period                          $14.87          $17.53          $13.46         $11.94          $11.78
  Accumulation units outstanding
  at the end of period                   7,353,097       5,507,406       4,828,701       4,406,642      2,039,430

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                    $17.67          $17.06          $12.79         $19.41          $22.36
    End of period                          $19.57          $17.67          $17.06         $12.79          $19.41
  Accumulation units outstanding
  at the end of period                   5,978,491       7,551,774       9,520,393      10,831,130      14,789,965

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                    $26.20          $19.86          $13.82         $11.11          $9.93
    End of period                          $22.36          $26.20          $19.86         $13.82          $11.11
  Accumulation units outstanding
  at the end of period                   16,136,216      12,779,325      7,704,990       5,908,446      3,310,810






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(1)

  Accumulation unit value:
    Beginning of period                    $17.04          $16.25          $13.23         $16.89          $19.00
    End of period                          $17.37          $17.04          $16.25         $13.23          $16.89
  Accumulation units outstanding
  at the end of period                   2,066,108       2,665,395       3,269,083       3,659,294      4,335,797

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(1)

  Accumulation unit value:
    Beginning of period                    $19.21          $15.77          $13.72         $10.52          $10.00
    End of period                          $19.00          $19.21          $15.77         $13.72          $10.52
  Accumulation units outstanding
  at the end of period                   4,549,021       3,154,438       1,829,363        766,516         84,895

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1)

  Accumulation unit value:
    Beginning of period                    $18.95          $16.18          $11.72         $15.39          $14.07
    End of period                          $19.16          $18.95          $16.18         $11.72          $15.39
  Accumulation units outstanding
  at the end of period                   2,390,488       3,247,748       3,988,451       4,636,439      5,477,543

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(1)

  Accumulation unit value:
    Beginning of period                    $16.44          $13.98          $14.00         $11.12          $10.00
    End of period                          $14.07          $16.44          $13.98         $14.00          $11.12
  Accumulation units outstanding
  at the end of period                   4,810,070       3,152,948       2,274,545        857,946         71,014






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(4)

  Accumulation unit value:
    Beginning of period                    $12.60          $11.67          $10.05         $11.13          $11.85
    End of period                          $13.23          $12.60          $11.67         $10.05          $11.13
  Accumulation units outstanding
  at the end of period                   12,141,963      13,786,661      15,113,050     16,064,876      16,213,693

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(4)

  Accumulation unit value:
    Beginning of period                    $12.21          $10.36          $10.00           N/A            N/A
    End of period                          $11.85          $12.21          $10.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                   11,548,615      5,873,298        967,674           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(3)

  Accumulation unit value:
    Beginning of period                    $12.91          $11.75          $9.79          $11.33          $12.40
    End of period                          $13.68          $12.91          $11.75          $9.79          $11.33
  Accumulation units outstanding
  at the end of period                   16,904,102      20,710,783      22,234,816     23,364,549      25,281,429

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(3)

  Accumulation unit value:
    Beginning of period                    $13.15          $10.52          $10.00           N/A            N/A
    End of period                          $12.40          $13.15          $10.52           N/A            N/A
  Accumulation units outstanding
  at the end of period                   17,565,944      8,312,453       1,198,566          N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(3)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.42          $9.13          $11.33          $12.85
    End of period                          $13.56          $12.68          $11.42          $9.13          $11.33
  Accumulation units outstanding
  at the end of period                   14,771,865      19,109,930      7,250,948       7,814,916      9,087,381

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(3)

  Accumulation unit value:
    Beginning of period                    $14.38          $10.77          $10.00           N/A            N/A
    End of period                          $12.85          $14.38          $10.77           N/A            N/A
  Accumulation units outstanding
  at the end of period                   7,064,128       2,790,656        410,888           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(2)

  Accumulation unit value:
    Beginning of period                     N/A            $11.02          $8.55          $11.30          $13.28
    End of period                           N/A            $11.27          $11.02          $8.55          $11.30
  Accumulation units outstanding
  at the end of period                      N/A              -           3,663,862       4,308,780      5,007,185

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(2)

  Accumulation unit value:
    Beginning of period                    $16.25          $11.07          $10.00           N/A            N/A
    End of period                          $13.28          $16.25          $11.07           N/A            N/A
  Accumulation units outstanding
  at the end of period                   4,279,446       1,438,910        220,495           N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division I(5)

  Accumulation unit value:
    Beginning of period                     N/A            $10.28          $8.05          $10.65          $12.61
    End of period                           N/A            $10.48          $10.28          $8.05          $10.65
  Accumulation units outstanding
  at the end of period                      N/A              -           9,720,273      10,657,778      13,042,220

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division I(5)

  Accumulation unit value:
    Beginning of period                    $14.87          $10.53          $10.00           N/A            N/A
    End of period                          $12.61          $14.87          $10.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                   10,443,838      3,994,657        478,149           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(6)

  Accumulation unit value:
    Beginning of period                     N/A            $10.52          $8.21          $10.84          $12.75
    End of period                           N/A            $10.75          $10.52          $8.21          $10.84
  Accumulation units outstanding
  at the end of period                      N/A              -           2,651,294       2,991,831      3,663,573

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(6)

  Accumulation unit value:
    Beginning of period                    $15.24          $10.64          $10.00           N/A            N/A
    End of period                          $12.75          $15.24          $10.64           N/A            N/A
  Accumulation units outstanding
  at the end of period                   3,066,578       1,183,888        304,127           N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(198)

  Accumulation unit value:
    Beginning of period                    $14.52          $13.38          $10.62         $10.22           N/A
    End of period                          $14.95          $14.52          $13.38         $10.62           N/A
  Accumulation units outstanding
  at the end of period                   1,350,070       1,291,259        939,907         212,193          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(199)

  Accumulation unit value:
    Beginning of period                    $15.80          $13.84          $10.43          $9.85           N/A
    End of period                          $17.45          $15.80          $13.84         $10.43           N/A
  Accumulation units outstanding
  at the end of period                    724,394         751,941         480,791         87,434           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(199)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $5.86           $5.59           $4.56           $6.71          $7.96
    End of period                          $5.33           $5.86           $5.59           $4.56          $6.71
  Accumulation units outstanding
  at the end of period                       -           2,460,607       4,066,562       4,300,783      4,686,195

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $7.96            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,233,453          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(203)

  Accumulation unit value:
    Beginning of period                    $16.85          $13.94          $10.14          $9.33           N/A
    End of period                          $19.70          $16.85          $13.94         $10.14           N/A
  Accumulation units outstanding
  at the end of period                   1,256,867       1,316,984        739,134         22,509           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(203)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.93          $10.58          $9.85          $10.00
    End of period                          $11.36          $11.26          $10.93         $10.58          $9.85
  Accumulation units outstanding
  at the end of period                   3,949,820       4,242,669       5,266,037       6,035,970       851,411

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(199)

  Accumulation unit value:
    Beginning of period                    $17.54          $15.15          $10.53          $9.96           N/A
    End of period                          $18.03          $17.54          $15.15         $10.53           N/A
  Accumulation units outstanding
  at the end of period                    580,685         669,538         501,743         57,890           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(199)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division(199)

  Accumulation unit value:
    Beginning of period                    $16.45          $13.96          $10.31          $9.93           N/A
    End of period                          $18.38          $16.45          $13.96         $10.31           N/A
  Accumulation units outstanding
  at the end of period                    922,314         758,714         428,981         30,077           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division(199)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $14.53          $12.77          $9.33          $11.43          $10.00
    End of period                          $15.00          $14.53          $12.77          $9.33          $11.43
  Accumulation units outstanding
  at the end of period                   1,817,551       2,444,452       2,542,468       2,022,206       161,376

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $14.83          $12.06          $9.49          $11.20          $10.00
    End of period                          $15.92          $14.83          $12.06          $9.49          $11.20
  Accumulation units outstanding
  at the end of period                   2,303,023       2,937,925       2,071,739       1,945,294       102,381

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(198)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.27          $10.12         $10.00           N/A
    End of period                          $10.54          $10.50          $10.27         $10.12           N/A
  Accumulation units outstanding
  at the end of period                    637,462         591,852         181,155         79,158           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(198)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(199)

  Accumulation unit value:
    Beginning of period                     N/A            $12.57          $10.45          $9.77           N/A
    End of period                           N/A            $12.81          $12.57         $10.45           N/A
  Accumulation units outstanding
  at the end of period                      N/A              -            159,062         26,462           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(199)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $10.28          $10.00           N/A             N/A            N/A
    End of period                          $10.31          $10.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   7,310,204       9,523,409          N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division(232)

  Accumulation unit value:
    Beginning of period                     N/A            $13.52          $10.47         $11.06           N/A
    End of period                           N/A            $13.79          $13.52         $10.47           N/A
  Accumulation units outstanding
  at the end of period                      N/A              -             63,894          1,932           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division(232)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division(216)

  Accumulation unit value:
    Beginning of period                     N/A            $13.06          $10.47         $10.42           N/A
    End of period                           N/A            $13.34          $13.06         $10.47           N/A
  Accumulation units outstanding
  at the end of period                      N/A              -             19,501          7,572           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division(216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM DowSM 10 Division(17)

  Accumulation unit value:
    Beginning of period                    $9.63           $9.49           $7.66           $8.61          $9.00
    End of period                          $8.96           $9.63           $9.49           $7.66          $8.61
  Accumulation units outstanding
  at the end of period                   3,954,269       4,246,007       4,260,951       4,204,922      2,654,212

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM DowSM 10 Division(17)

  Accumulation unit value:
    Beginning of period                    $8.67           $10.00           N/A             N/A            N/A
    End of period                          $9.00           $8.67            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,340,312        898,160           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $7.58           $6.48           $4.92           $7.06          $9.81
    End of period                          $8.38           $7.58           $6.48           $4.92          $7.06
  Accumulation units outstanding
  at the end of period                   1,447,423       1,831,953       2,031,174       2,256,106      2,574,918

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(19)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,840,603          N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division(19)

  Accumulation unit value:
    Beginning of period                    $13.38          $11.78          $9.20          $11.21          $11.29
    End of period                          $14.01          $13.38          $11.78          $9.20          $11.21
  Accumulation units outstanding
  at the end of period                   5,635,532       7,053,450       7,141,219       7,225,836      7,290,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division(19)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,379,388          N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(19)

  Accumulation unit value:
    Beginning of period                    $10.26          $9.51           $8.48           $9.20          $9.77
    End of period                          $11.13          $10.26          $9.51           $8.48          $9.20
  Accumulation units outstanding
  at the end of period                   3,821,380       4,336,372       5,316,061       5,839,788      5,987,405

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(19)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.77            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,453,090          N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $11.34          $9.75           $7.03           $9.18          $10.00
    End of period                          $12.72          $11.34          $9.75           $7.03          $9.18
  Accumulation units outstanding
  at the end of period                   2,697,539       3,005,388       2,531,796       2,229,767       866,690

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $8.21           $7.98           $6.87           $9.33          $10.00
    End of period                          $8.83           $8.21           $7.98           $6.87          $9.33
  Accumulation units outstanding
  at the end of period                    626,735         641,932         802,482         596,099        399,449

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(205)

  Accumulation unit value:
    Beginning of period                    $16.45          $14.53          $10.93          $9.50           N/A
    End of period                          $17.54          $16.45          $14.53         $10.93           N/A
  Accumulation units outstanding
  at the end of period                   1,111,423       1,031,458        562,971         30,771           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(205)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(17)

  Accumulation unit value:
    Beginning of period                    $11.81          $9.35           $7.12           $8.38          $8.56
    End of period                          $12.84          $11.81          $9.35           $7.12          $8.38
  Accumulation units outstanding
  at the end of period                   2,515,948       2,065,880       2,367,531       1,663,442       940,817

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(17)

  Accumulation unit value:
    Beginning of period                    $8.93           $10.00           N/A             N/A            N/A
    End of period                          $8.56           $8.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    588,686         227,870           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(17)

  Accumulation unit value:
    Beginning of period                    $12.01          $9.99           $7.63           $8.76          $7.78
    End of period                          $11.50          $12.01          $9.99           $7.63          $8.76
  Accumulation units outstanding
  at the end of period                   2,032,427       1,944,847       2,524,900       1,813,423       927,576

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(17)

  Accumulation unit value:
    Beginning of period                    $8.24           $10.00           N/A             N/A            N/A
    End of period                          $7.78           $8.24            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    458,998         225,236           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(17)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.06          $8.44           $9.10          $10.10
    End of period                          $10.51          $10.92          $10.06          $8.44          $9.10
  Accumulation units outstanding
  at the end of period                     51,898          56,224        1,022,740       1,079,249       864,203

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(17)

  Accumulation unit value:
    Beginning of period                    $9.48           $10.00           N/A             N/A            N/A
    End of period                          $10.10          $9.48            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    426,052         176,274           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(17)

  Accumulation unit value:
    Beginning of period                    $18.47          $16.64          $11.40         $14.04          $14.82
    End of period                          $19.84          $18.47          $16.64         $11.40          $14.04
  Accumulation units outstanding
  at the end of period                   1,238,136       1,060,719       2,134,597       1,570,798       997,595

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(17)

  Accumulation unit value:
    Beginning of period                    $12.29          $10.00           N/A             N/A            N/A
    End of period                          $14.82          $12.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    521,580         170,871           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $5.74           $5.76           $4.02           $6.49          $11.93
    End of period                          $5.80           $5.74           $5.76           $4.02          $6.49
  Accumulation units outstanding
  at the end of period                    337,072         223,808        3,401,629       3,471,994      3,016,465

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $15.28          $10.00           N/A             N/A            N/A
    End of period                          $11.93          $15.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,683,181        512,510           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.59          $8.37          $12.23          $13.32
    End of period                          $11.47          $10.81          $10.59          $8.37          $12.23
  Accumulation units outstanding
  at the end of period                    372,544         121,521        2,061,617       2,094,390      1,953,625

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $9.67           $10.00           N/A             N/A            N/A
    End of period                          $13.32          $9.67            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,311,066        418,359           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $12.16          $10.86          $8.27           $9.75          $11.18
    End of period                          $12.72          $12.16          $10.86          $8.27          $9.75
  Accumulation units outstanding
  at the end of period                    151,697          74,051        1,571,108       1,660,329      1,596,407

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $8.91           $10.00           N/A             N/A            N/A
    End of period                          $11.18          $8.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,008,606        280,321           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $17.44          $13.27          $10.21         $10.73          $14.61
    End of period                          $23.53          $17.44          $13.27         $10.21          $10.73
  Accumulation units outstanding
  at the end of period                    992,637         412,820         646,956         692,179        673,841

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $14.61          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    357,749          74,681           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(17)

  Accumulation unit value:
    Beginning of period                    $4.57           $3.93           $5.59           $5.59          $10.79
    End of period                          $4.55           $4.57           $3.93           $3.00          $5.59
  Accumulation units outstanding
  at the end of period                    152,941         200,248        2,004,639       1,953,721      1,834,516

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(17)

  Accumulation unit value:
    Beginning of period                    $14.99          $10.00           N/A             N/A            N/A
    End of period                          $10.79          $14.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,158,100        336,879           N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(17)

  Accumulation unit value:
    Beginning of period                    $9.99           $8.61           $7.34           $9.09          $11.72
    End of period                          $13.52          $9.99           $8.61           $7.34          $9.09
  Accumulation units outstanding
  at the end of period                   2,340,607       1,585,294       3,227,038       2,794,216      2,181,891

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(17)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.00           N/A             N/A            N/A
    End of period                          $11.72          $10.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,617,989        836,713           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                     N/A            $9.44           $7.80          $11.02          $10.00
    End of period                           N/A            $9.23           $9.44           $7.80          $11.02
  Accumulation units outstanding
  at the end of period                      N/A              -            312,288         331,809         71,912

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.93          $11.32          $8.29          $11.57          $10.00
    End of period                          $12.75          $11.93          $11.32          $8.29          $11.57
  Accumulation units outstanding
  at the end of period                    509,403         652,791        1,282,024        822,117        154,845

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.31          $8.04          $10.94          $10.00
    End of period                          $11.83          $11.19          $10.31          $8.04          $10.94
  Accumulation units outstanding
  at the end of period                    823,898         949,952         848,882         257,926         41,057

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division(821)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    273,148           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division(821)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division(828)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    420,400           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division(828)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(826)

  Accumulation unit value:
    Beginning of period                    $10.07           N/A             N/A             N/A            N/A
    End of period                          $10.85           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    217,244           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division(684)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.00           N/A             N/A            N/A
    End of period                          $10.73          $10.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    124,582          41,904           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                    $11.70          $10.00           N/A             N/A            N/A
    End of period                          $16.02          $11.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,238,076         98,576           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.00           N/A             N/A            N/A
    End of period                          $12.06          $11.06           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   3,094,336        430,370           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(679)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                    $11.33          $10.00           N/A             N/A            N/A
    End of period                          $12.27          $11.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,056,782         52,967           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(684)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(685)

  Accumulation unit value:
    Beginning of period                    $10.59          $10.00           N/A             N/A            N/A
    End of period                          $10.97          $10.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    460,905          69,719           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(685)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                    $10.36          $10.00           N/A             N/A            N/A
    End of period                          $10.60          $10.36           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    453,860          71,770           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A





ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.70%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $10.93          $9.42           $7.06          $10.15          $10.00
    End of period                          $11.40          $10.93          $9.42           $7.06          $10.15
  Accumulation units outstanding
  at the end of period                      172             172             172             173           1,720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.32          $9.40           $7.06          $10.22          $10.00
    End of period                          $10.62          $10.32          $9.40           $7.06          $10.22
  Accumulation units outstanding
  at the end of period                     1,950           9,495           2,821           2,823          3,741

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.07          $10.00           N/A             N/A            N/A
    End of period                          $11.10          $11.07           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(30)

  Accumulation unit value:
    Beginning of period                    $12.79          $11.73          $9.81          $10.18          $10.00
    End of period                          $13.24          $12.79          $11.73          $9.81          $10.18
  Accumulation units outstanding
  at the end of period                     13,208          6,673           6,796           7,242           102

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(37)

  Accumulation unit value:
    Beginning of period                    $10.47          $9.42           $7.53          $10.00           N/A
    End of period                          $11.19          $10.47          $9.42           $7.53           N/A
  Accumulation units outstanding
  at the end of period                     1,275           1,060           1,049           1,037           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(37)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.59          $9.81           $8.01          $10.17          $10.00
    End of period                          $10.92          $10.59          $9.81           $8.01          $10.17
  Accumulation units outstanding
  at the end of period                      923             910            5,756           5,738          5,048

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(30)

  Accumulation unit value:
    Beginning of period                    $9.72           $9.81           $9.93          $10.00          $10.00
    End of period                          $9.82           $9.72           $9.81           $9.93          $10.00
  Accumulation units outstanding
  at the end of period                       -               -               -             1,349           500

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A            $11.68          $10.01          $9.98          $10.00
    End of period                           N/A            $12.05          $11.68         $10.01          $9.98
  Accumulation units outstanding
  at the end of period                      N/A              -             4,802           4,217          1,029

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $10.71          $10.49          $10.55          $9.62          $10.00
    End of period                          $10.78          $10.71          $10.49         $10.55          $9.62
  Accumulation units outstanding
  at the end of period                     2,393           2,972           4,664          15,985          4,300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $12.37          $11.77          $10.54          $9.89          $10.00
    End of period                          $12.48          $12.37          $11.77         $10.54          $9.89
  Accumulation units outstanding
  at the end of period                     2,155           1,046            779             782            964

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $10.58          $9.79           $7.63          $10.12          $10.00
    End of period                          $11.03          $10.58          $9.79           $7.63          $10.12
  Accumulation units outstanding
  at the end of period                     2,237           1,697           1,686           1,647           619

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.16          $8.19          $10.67          $10.00
    End of period                          $14.53          $12.96          $11.16          $8.19          $10.67
  Accumulation units outstanding
  at the end of period                     2,741           4,660           2,335           2,500          3,550

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division(30)

  Accumulation unit value:
    Beginning of period                    $11.49          $10.05          $7.95          $10.19          $10.00
    End of period                          $12.51          $11.49          $10.05          $7.95          $10.19
  Accumulation units outstanding
  at the end of period                      149             149            6,365           5,535          2,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $9.18           $8.89           $6.68          $10.17          $10.00
    End of period                          $10.13          $9.18           $8.89           $6.68          $10.17
  Accumulation units outstanding
  at the end of period                     1,351           1,393           4,738           1,332           150

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(30)

  Accumulation unit value:
    Beginning of period                    $10.13          $9.70           $7.92          $10.14          $10.00
    End of period                          $10.30          $10.13          $9.70           $7.92          $10.14
  Accumulation units outstanding
  at the end of period                      368             367            2,311           2,483          1,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(30)

  Accumulation unit value:
    Beginning of period                    $13.39          $11.46          $8.33          $10.97          $10.00
    End of period                          $13.49          $13.39          $11.46          $8.33          $10.97
  Accumulation units outstanding
  at the end of period                     1,090           1,158           1,191           5,505          7,152

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $11.31          $10.50          $9.07          $10.08          $10.00
    End of period                          $11.83          $11.31          $10.50          $9.07          $10.08
  Accumulation units outstanding
  at the end of period                     15,728          20,553          20,770         29,183          4,715

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $11.46          $10.46          $8.74          $10.15          $10.00
    End of period                          $12.10          $11.46          $10.46          $8.74          $10.15
  Accumulation units outstanding
  at the end of period                    206,585         215,690         216,117         222,262         1,720

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.12          $8.12          $10.10          $10.00
    End of period                          $11.95          $11.20          $10.12          $8.12          $10.10
  Accumulation units outstanding
  at the end of period                     4,150           7,786           4,410           6,585            42

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I(40)

  Accumulation unit value:
    Beginning of period                     N/A            $9.83           $7.72          $10.00           N/A
    End of period                           N/A            $10.00          $9.83           $7.72           N/A
  Accumulation units outstanding
  at the end of period                      N/A              -             3,459           3,464           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I(40)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $8.73           $8.35           $6.83          $10.08          $10.00
    End of period                          $7.93           $8.73           $8.35           $6.83          $10.08
  Accumulation units outstanding
  at the end of period                       -              650            13,608         13,895          4,805

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(444)

  Accumulation unit value:
    Beginning of period                    $16.73          $13.89          $12.70           N/A            N/A
    End of period                          $19.51          $16.73          $13.89           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,598           4,482           2,427            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $11.32          $11.02          $10.70         $10.00          $10.00
    End of period                          $11.39          $11.32          $11.02         $10.70          $10.00
  Accumulation units outstanding
  at the end of period                     1,482           2,865           7,542           4,196           300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division(35)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.10          $8.13          $10.00           N/A
    End of period                          $12.96          $12.59          $11.10          $8.13           N/A
  Accumulation units outstanding
  at the end of period                     1,889           2,841           3,869            81             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division(35)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $13.90          $11.34          $8.95          $10.59          $10.00
    End of period                          $14.87          $13.90          $11.34          $8.95          $10.59
  Accumulation units outstanding
  at the end of period                      494             495             494             476            150

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(196)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.23          $10.11         $10.00           N/A
    End of period                          $10.44          $10.43          $10.23         $10.11           N/A
  Accumulation units outstanding
  at the end of period                     4,089           4,103             -               -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $10.28          $10.00           N/A             N/A            N/A
    End of period                          $10.28          $10.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       68            4,941            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM DowSM 10 Division(35)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.99          $8.89          $10.00           N/A
    End of period                          $10.30          $11.11          $10.99          $8.89           N/A
  Accumulation units outstanding
  at the end of period                     2,912           2,674           2,666           2,541           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM DowSM 10 Division(35)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.23          $9.61           $7.32          $10.54          $10.00
    End of period                          $12.35          $11.23          $9.61           $7.32          $10.54
  Accumulation units outstanding
  at the end of period                       30              30              29            1,358           494

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $12.09          $10.67          $8.36          $10.22          $10.00
    End of period                          $12.62          $12.09          $10.67          $8.36          $10.22
  Accumulation units outstanding
  at the end of period                     4,995           9,781           9,215           8,098           300

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(30)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.21          $9.13           $9.94          $10.00
    End of period                          $11.89          $10.98          $10.21          $9.13          $9.94
  Accumulation units outstanding
  at the end of period                     3,581           3,678           4,590           4,540          1,584

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $12.31          $10.61          $7.68          $10.06          $10.00
    End of period                          $13.76          $12.31          $10.61          $7.68          $10.06
  Accumulation units outstanding
  at the end of period                     2,138           2,213           1,894           5,471          1,746

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $8.87           $8.65           $7.47          $10.17          $10.00
    End of period                          $9.52           $8.87           $8.65           $7.47          $10.17
  Accumulation units outstanding
  at the end of period                      399             439             438            1,783           499

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(871)

  Accumulation unit value:
    Beginning of period                    $16.87           N/A             N/A             N/A            N/A
    End of period                          $18.12           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      312             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(871)

  Accumulation unit value:
    Beginning of period                    $15.22           N/A             N/A             N/A            N/A
    End of period                          $15.23           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      351             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(871)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(934)

  Accumulation unit value:
    Beginning of period                    $16.77           N/A             N/A             N/A            N/A
    End of period                          $18.29           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      141             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(934)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       50             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(934)

  Accumulation unit value:
    Beginning of period                    $15.81           N/A             N/A             N/A            N/A
    End of period                          $16.62           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      150             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(934)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(32)

  Accumulation unit value:
    Beginning of period                     N/A            $8.54           $7.08          $10.00           N/A
    End of period                           N/A            $8.35           $8.54           $7.08           N/A
  Accumulation units outstanding
  at the end of period                      N/A              -             2,330           2,331           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(32)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.58          $7.78          $10.88          $10.00
    End of period                          $11.85          $11.12          $10.58          $7.78          $10.88
  Accumulation units outstanding
  at the end of period                      702             702            4,432           2,341           150

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.05          $7.86          $10.00           N/A
    End of period                          $11.46          $10.87          $10.05          $7.86           N/A
  Accumulation units outstanding
  at the end of period                     2,627           2,731            854             437            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(57)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $12.26           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      291             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,354           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.66           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,992            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A



                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2006



                          INDIVIDUAL AND GROUP DEFERRED
         FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2006. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683. Not all Investment Divisions described in this SAI may be available for investment.


                                TABLE OF CONTENTS

                                                                         Page

General Information and History ..........................................  2

Services .................................................................  4

Purchase of Securities Being Offered .....................................  4

Underwriters .............................................................  4

Calculation of Performance ...............................................  4

Additional Tax Information ...............................................  7

Net Investment Factor ....................................................  17

Condensed Financial Information ..........................................  18

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and the JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Division or any member of the public regarding the advisability of investing in securities generally or in the Division particularly or the ability of the S&P 500(R) Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 Indexes that are determined, composed and calculated by S&P without regard to the Licensee or the Division. S&P has no obligation to take the needs of the Licensee or the owners of the Division into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Division or the timing of the issuance or sale of the Division or in the determination or calculation of the equation by which the Division is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Division.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND. THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.
Services

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.

For Perspective, the aggregate amount of underwriting commissions paid to broker/dealers were: $8,715,026 in 2003, $10,845,871 in 2004 and $9,836,727 in
2005. JNLD did not retain any portion of the commissions.

For Defined Strategies, the aggregate amount of underwriting commissions paid to broker/dealers were: $784,410 in 2003, $621,434 in 2004 and $631,101 in 2005.
JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes, which may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment, therefore Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment, which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

     a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
     b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
     c              =            the average daily number of accumulation units outstanding during the period.
     d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson National's Tax Status

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Taxation of Annuity Contracts in General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 67 Investment Divisions and 7 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.
Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to Fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000.

         The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

          *    attains age 70 1/2,

          *    severs employment,

          *    dies, or

          * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 3% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


 JNL/Mellon Capital Management The DowSM 10 Fund to JNL/Mellon Capital Management DowSM 10 Fund
 JNL/Mellon Capital Management The S&P(R) 10 Fund to JNL/Mellon Capital Management S&P(R) 10 Fund


Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


           JNL/FMR Capital Growth Fund to JNL/FMR Mid-Cap Equity Fund
  JNL/Salomon Brothers High Yield Bond Fund to JNL/Western High Yield Bond Fund
   JNL/Salomon Brothers Strategic Bond Fund to JNL/Western Strategic Bond Fund
 JNL/Salomon Brothers U.S. Government & Quality Bond Fund to JNL/Western U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management DowSM Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


PERSPECTIVE

Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(444)

  Accumulation unit value:
    Beginning of period                    $14.83          $13.53          $12.64           N/A            N/A
    End of period                          $15.23          $14.83          $13.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,908           5,910           3,565            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.36           $7.00          $10.04          $10.00
    End of period                          $11.37          $10.88          $9.36           $7.00          $10.04
  Accumulation units outstanding
  at the end of period                     5,152           6,246           6,586           5,601          1,912

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $9.89           $8.99           $6.74           $9.74          $10.00
    End of period                          $10.20          $9.89           $8.99           $6.74          $9.74
  Accumulation units outstanding
  at the end of period                     5,314           5,061           5,237           3,819          2,225

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.00           N/A             N/A            N/A
    End of period                          $11.13          $11.09           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(30)

  Accumulation unit value:
    Beginning of period                    $12.90          $11.81          $9.86          $10.21          $10.00
    End of period                          $13.38          $12.90          $11.81          $9.86          $10.21
  Accumulation units outstanding
  at the end of period                     16,806          40,734          41,148         62,497          1,614

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(30)

  Accumulation unit value:
    Beginning of period                    $10.31          $9.26           $7.39           $9.88          $10.00
    End of period                          $11.04          $10.31          $9.26           $7.39          $9.88
  Accumulation units outstanding
  at the end of period                     3,791           4,208           5,183           6,422          3,798

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.46          $9.67           $7.88           $9.98          $10.00
    End of period                          $10.81          $10.46          $9.67           $7.88          $9.98
  Accumulation units outstanding
  at the end of period                     30,479          31,798          43,018         42,671          10,574

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(30)

  Accumulation unit value:
    Beginning of period                    $9.78           $9.85           $9.95          $10.00          $10.00
    End of period                          $9.90           $9.78           $9.85           $9.95          $10.00
  Accumulation units outstanding
  at the end of period                      385            5,991           11,993         16,117           343

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A            $11.68          $9.99           $9.94          $10.00
    End of period                           N/A            $12.07          $11.68          $9.99          $9.94
  Accumulation units outstanding
  at the end of period                      N/A              -             23,082         27,787          12,633

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.78          $10.81          $9.85          $10.00
    End of period                          $11.12          $11.03          $10.78         $10.81          $9.85
  Accumulation units outstanding
  at the end of period                     21,345          40,155          48,729         63,443          1,845

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $12.67          $12.03          $10.75         $10.07          $10.00
    End of period                          $12.81          $12.67          $12.03         $10.75          $10.07
  Accumulation units outstanding
  at the end of period                     4,184           4,048           4,008           6,298          1,120

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $10.72          $9.90           $7.70          $10.19          $10.00
    End of period                          $11.20          $10.72          $9.90           $7.70          $10.19
  Accumulation units outstanding
  at the end of period                     59,985          44,665          44,178         41,937          11,575

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $13.38          $11.51          $8.43          $10.96          $10.00
    End of period                          $15.04          $13.38          $11.51          $8.43          $10.96
  Accumulation units outstanding
  at the end of period                     43,291          55,246          54,038         67,120          5,006

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division(36)

  Accumulation unit value:
    Beginning of period                    $11.59          $10.11          $7.99          $10.00           N/A
    End of period                          $12.64          $11.59          $10.11          $7.99           N/A
  Accumulation units outstanding
  at the end of period                     2,152           1,603           5,460           5,700           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division(36)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $9.10           $8.80           $6.60          $10.03          $10.00
    End of period                          $10.07          $9.10           $8.80           $6.60          $10.03
  Accumulation units outstanding
  at the end of period                     4,936           21,856          27,907         30,756          3,935

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(30)

  Accumulation unit value:
    Beginning of period                    $10.39          $9.92           $8.09          $10.33          $10.00
    End of period                          $10.58          $10.39          $9.92           $8.09          $10.33
  Accumulation units outstanding
  at the end of period                     8,362           10,149          7,926           8,465          3,374

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(30)

  Accumulation unit value:
    Beginning of period                    $14.09          $12.04          $8.73          $11.48          $10.00
    End of period                          $14.24          $14.09          $12.04          $8.73          $11.48
  Accumulation units outstanding
  at the end of period                     7,561           8,211           10,253          8,500          1,506

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $11.47          $10.63          $9.16          $10.16          $10.00
    End of period                          $12.03          $11.47          $10.63          $9.16          $10.16
  Accumulation units outstanding
  at the end of period                     64,716          70,171          84,969         102,423         14,893

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.64          $8.88          $10.29          $10.00
    End of period                          $12.36          $11.68          $10.64          $8.88          $10.29
  Accumulation units outstanding
  at the end of period                    124,992         135,912         135,574         130,392         19,997

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(30)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.48          $8.39          $10.42          $10.00
    End of period                          $12.43          $11.63          $10.48          $8.39          $10.42
  Accumulation units outstanding
  at the end of period                     55,865          52,573          24,829          6,312          6,449

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(30)

  Accumulation unit value:
    Beginning of period                     N/A            $10.01          $7.78          $10.29          $10.00
    End of period                           N/A            $10.24          $10.01          $7.78          $10.29
  Accumulation units outstanding
  at the end of period                      N/A              -             2,124           1,895           978

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I(30)

  Accumulation unit value:
    Beginning of period                     N/A            $9.81           $7.69          $10.18          $10.00
    End of period                           N/A            $9.99           $9.81           $7.69          $10.18
  Accumulation units outstanding
  at the end of period                      N/A              -             18,036         16,432            46

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(35)

  Accumulation unit value:
    Beginning of period                     N/A            $9.77           $7.63          $10.00           N/A
    End of period                           N/A            $9.98           $9.77           $7.63           N/A
  Accumulation units outstanding
  at the end of period                      N/A              -             3,952           3,015           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(35)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(314)

  Accumulation unit value:
    Beginning of period                    $14.49          $13.36          $11.07           N/A            N/A
    End of period                          $14.90          $14.49          $13.36           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,600           5,603            240             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(314)

  Accumulation unit value:
    Beginning of period                    $15.77          $13.82          $10.54           N/A            N/A
    End of period                          $17.39          $15.77          $13.82           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,242           5,307            252             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $8.57           $8.19           $6.68           $9.84          $10.00
    End of period                          $8.97           $8.57           $8.19           $6.68          $9.84
  Accumulation units outstanding
  at the end of period                       -             31,429          34,194         34,178          10,691

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(475)

  Accumulation unit value:
    Beginning of period                    $16.81          $13.93          $13.25           N/A            N/A
    End of period                          $19.63          $16.81          $13.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -             4,819            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $11.45          $11.13          $10.78         $10.05          $10.00
    End of period                          $11.54          $11.45          $11.13         $10.78          $10.05
  Accumulation units outstanding
  at the end of period                     25,916          12,866          15,057         14,587           300

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(314)

  Accumulation unit value:
    Beginning of period                    $17.50          $15.13          $10.82           N/A            N/A
    End of period                          $17.97          $17.50          $15.13           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,149           4,801            246             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division(314)

  Accumulation unit value:
    Beginning of period                    $16.41          $13.94          $10.21           N/A            N/A
    End of period                          $18.32          $16.41          $13.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,422           5,170            260             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $12.89          $11.34          $8.29          $10.17          $10.00
    End of period                          $13.29          $12.89          $11.34          $8.29          $10.17
  Accumulation units outstanding
  at the end of period                     15,064          2,881           11,156          3,935           280

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $13.92          $11.33          $8.93          $10.55          $10.00
    End of period                          $14.93          $13.92          $11.33          $8.93          $10.55
  Accumulation units outstanding
  at the end of period                     13,343          14,075          30,432         17,502          5,811

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(314)

  Accumulation unit value:
    Beginning of period                    $10.47          $10.26          $10.17           N/A            N/A
    End of period                          $10.51          $10.47          $10.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,912           4,572            261             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(444)

  Accumulation unit value:
    Beginning of period                     N/A            $12.56          $11.97           N/A            N/A
    End of period                           N/A            $12.79          $12.56           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A              -             1,882            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.00           N/A             N/A            N/A
    End of period                          $10.31          $10.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,854          23,041           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM DowSM 10 Division(216)

  Accumulation unit value:
    Beginning of period                    $11.31          $11.16          $9.01           $8.55           N/A
    End of period                          $10.51          $11.31          $11.16          $9.01           N/A
  Accumulation units outstanding
  at the end of period                     13,735          16,366          18,637         20,134           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM DowSM 10 Division(216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.18          $9.57           $7.28          $10.45          $10.00
    End of period                          $12.35          $11.18          $9.57           $7.28          $10.45
  Accumulation units outstanding
  at the end of period                     3,338           3,515           4,159           3,568           642

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $12.17          $10.72          $8.38          $10.23          $10.00
    End of period                          $12.73          $12.17          $10.72          $8.38          $10.23
  Accumulation units outstanding
  at the end of period                     32,990          43,850          36,189         34,851          14,085

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(30)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.34          $9.23          $10.03          $10.00
    End of period                          $12.09          $11.15          $10.34          $9.23          $10.03
  Accumulation units outstanding
  at the end of period                     31,788          33,440          37,190         39,656          5,205

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $12.85          $11.06          $7.99          $10.44          $10.00
    End of period                          $14.40          $12.85          $11.06          $7.99          $10.44
  Accumulation units outstanding
  at the end of period                     9,205           13,421          9,465          13,107          7,308

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $8.89           $8.65           $7.46          $10.14          $10.00
    End of period                          $9.56           $8.89           $8.65           $7.46          $10.14
  Accumulation units outstanding
  at the end of period                     5,580           6,826           7,127           4,981          1,606

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                    $16.41          $14.51          $13.46           N/A            N/A
    End of period                          $17.48          $16.41          $14.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,540           2,161           1,674            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(216)

  Accumulation unit value:
    Beginning of period                    $16.80          $13.32          $10.15         $10.53           N/A
    End of period                          $18.24          $16.80          $13.32         $10.15           N/A
  Accumulation units outstanding
  at the end of period                     10,607          8,350           8,542           2,671           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(216)

  Accumulation unit value:
    Beginning of period                    $16.03          $13.35          $10.20         $10.09           N/A
    End of period                          $15.33          $16.03          $13.35         $10.20           N/A
  Accumulation units outstanding
  at the end of period                     13,401          9,328           9,043           2,788           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(216)

  Accumulation unit value:
    Beginning of period                    $17.16          $15.47          $10.61         $10.35           N/A
    End of period                          $18.41          $17.16          $15.47         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     8,664           8,697           8,834           2,717           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(705)

  Accumulation unit value:
    Beginning of period                    $10.42          $10.00           N/A             N/A            N/A
    End of period                          $14.05          $10.42           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             3,037            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(705)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(216)

  Accumulation unit value:
    Beginning of period                    $12.37          $10.67          $9.11          $10.21           N/A
    End of period                          $16.73          $12.37          $10.67          $9.11           N/A
  Accumulation units outstanding
  at the end of period                     9,275           9,413           9,570           2,754           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(216)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                     N/A            $8.66           $7.16          $10.13          $10.00
    End of period                           N/A            $8.47           $8.66           $7.16          $10.13
  Accumulation units outstanding
  at the end of period                      N/A              -             8,826          10,363          2,765

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.36          $9.84           $7.21          $10.08          $10.00
    End of period                          $11.06          $10.36          $9.84           $7.21          $10.08
  Accumulation units outstanding
  at the end of period                     6,179           6,474           7,368           5,112          1,817

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.14          $9.36           $7.31           $9.95          $10.00
    End of period                          $10.71          $10.14          $9.36           $7.31          $9.95
  Accumulation units outstanding
  at the end of period                     11,206          15,487          11,201          5,990           728

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                    $10.33          $10.00           N/A             N/A            N/A
    End of period                          $10.08          $10.33           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      718             791             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division(709)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.15           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,266            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,887           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.24           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,658            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(444)

  Accumulation unit value:
    Beginning of period                    $14.80          $13.51          $12.62           N/A            N/A
    End of period                          $15.18          $14.80          $13.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,724           2,740           4,007            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division(28)

  Accumulation unit value:
    Beginning of period                    $9.40           $8.09           $6.06           $8.70          $10.00
    End of period                          $9.82           $9.40           $8.09           $6.06          $8.70
  Accumulation units outstanding
  at the end of period                     18,319          18,998          20,283         21,474          15,767

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/FMR Capital Growth Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division(28)

  Accumulation unit value:
    Beginning of period                    $9.10           $8.28           $6.21           $8.98          $10.00
    End of period                          $9.37           $9.10           $8.28           $6.21          $8.98
  Accumulation units outstanding
  at the end of period                     25,257          27,463          30,512         31,227          27,867

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap Growth
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.08          $10.00           N/A             N/A            N/A
    End of period                          $11.11          $11.08           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(28)

  Accumulation unit value:
    Beginning of period                    $12.66          $11.60          $9.70          $10.05          $10.00
    End of period                          $13.12          $12.66          $11.60          $9.70          $10.05
  Accumulation units outstanding
  at the end of period                     29,397          32,290          37,886         40,644          18,492

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(28)

  Accumulation unit value:
    Beginning of period                    $9.68           $8.70           $6.95           $9.30          $10.00
    End of period                          $10.36          $9.68           $8.70           $6.95          $9.30
  Accumulation units outstanding
  at the end of period                     13,794          14,863          19,238         19,523          22,029

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division(28)

  Accumulation unit value:
    Beginning of period                    $10.02          $9.27           $7.57           $9.59          $10.00
    End of period                          $10.34          $10.02          $9.27           $7.57          $9.59
  Accumulation units outstanding
  at the end of period                     31,967          32,150          38,105         40,676          35,153

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(28)

  Accumulation unit value:
    Beginning of period                    $9.78           $9.86           $9.97          $10.02          $10.00
    End of period                          $9.88           $9.78           $9.86           $9.97          $10.02
  Accumulation units outstanding
  at the end of period                     6,667           11,866          48,825         161,304         54,046

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division(28)

  Accumulation unit value:
    Beginning of period                     N/A            $11.83          $10.13         $10.09          $10.00
    End of period                           N/A            $12.22          $11.83         $10.13          $10.09
  Accumulation units outstanding
  at the end of period                      N/A              -             20,117         16,254          22,115

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division(28)

  Accumulation unit value:
    Beginning of period                    $11.48          $11.23          $11.28         $10.28          $10.00
    End of period                          $11.56          $11.48          $11.23         $11.28          $10.28
  Accumulation units outstanding
  at the end of period                     25,986          37,109          51,593         63,735          59,794

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers U.S.
Government & Quality Bond Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division(28)

  Accumulation unit value:
    Beginning of period                    $12.87          $12.23          $10.95         $10.27          $10.00
    End of period                          $13.00          $12.87          $12.23         $10.95          $10.27
  Accumulation units outstanding
  at the end of period                     18,995          14,383          13,670         11,306          6,473

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers Strategic
Bond Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division(28)

  Accumulation unit value:
    Beginning of period                    $10.54          $9.75           $7.59          $10.06          $10.00
    End of period                          $11.01          $10.54          $9.75           $7.59          $10.06
  Accumulation units outstanding
  at the end of period                     60,227          43,704          43,625         47,606          34,543

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Established
Growth Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division(28)

  Accumulation unit value:
    Beginning of period                    $12.54          $10.79          $7.91          $10.30          $10.00
    End of period                          $14.08          $12.54          $10.79          $7.91          $10.30
  Accumulation units outstanding
  at the end of period                     42,099          44,134          47,031         43,069          43,250

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Mid-Cap
Growth Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division(28)

  Accumulation unit value:
    Beginning of period                    $10.93          $9.54           $7.54           $9.65          $10.00
    End of period                          $11.90          $10.93          $9.54           $7.54          $9.65
  Accumulation units outstanding
  at the end of period                     11,411          14,603          18,625         18,179          21,378

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(28)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.46           $6.36           $9.67          $10.00
    End of period                          $9.67           $8.75           $8.46           $6.36          $9.67
  Accumulation units outstanding
  at the end of period                     29,048          31,438          34,344         34,641          16,398

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(28)

  Accumulation unit value:
    Beginning of period                    $9.43           $9.01           $7.35           $9.40          $10.00
    End of period                          $9.60           $9.43           $9.01           $7.35          $9.40
  Accumulation units outstanding
  at the end of period                     12,186          19,538          27,488         24,346          11,447

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(28)

  Accumulation unit value:
    Beginning of period                    $12.73          $10.88          $7.90          $10.40          $10.00
    End of period                          $12.84          $12.73          $10.88          $7.90          $10.40
  Accumulation units outstanding
  at the end of period                     10,487          13,962          15,937         15,417          16,100

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(28)

  Accumulation unit value:
    Beginning of period                    $11.11          $10.31          $8.89           $9.87          $10.00
    End of period                          $11.64          $11.11          $10.31          $8.89          $9.87
  Accumulation units outstanding
  at the end of period                     88,121          94,890         105,518         107,681         47,355

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(28)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.11          $8.44           $9.79          $10.00
    End of period                          $11.72          $11.09          $10.11          $8.44          $9.79
  Accumulation units outstanding
  at the end of period                    130,161         124,357         127,007         168,324        104,975

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(28)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.81           $7.87           $9.78          $10.00
    End of period                          $11.61          $10.88          $9.81           $7.87          $9.78
  Accumulation units outstanding
  at the end of period                    125,793         133,172          40,577         42,553          20,176

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(28)

  Accumulation unit value:
    Beginning of period                     N/A            $9.36           $7.29           $9.64          $10.00
    End of period                           N/A            $9.57           $9.36           $7.29          $9.64
  Accumulation units outstanding
  at the end of period                      N/A              -             9,110          28,545          23,903

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I(28)

  Accumulation unit value:
    Beginning of period                     N/A            $9.44           $7.41           $9.82          $10.00
    End of period                           N/A            $9.61           $9.44           $7.41          $9.82
  Accumulation units outstanding
  at the end of period                      N/A              -            105,516         77,584          69,635

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth Division
I(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(28)

  Accumulation unit value:
    Beginning of period                     N/A            $9.50           $7.43           $9.83          $10.00
    End of period                           N/A            $9.70           $9.50           $7.43          $9.83
  Accumulation units outstanding
  at the end of period                      N/A              -             10,697         18,603          9,634

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(314)

  Accumulation unit value:
    Beginning of period                    $14.46          $13.35          $11.06           N/A            N/A
    End of period                          $14.85          $14.46          $13.35           N/A            N/A
  Accumulation units outstanding
  at the end of period                      652             867             867             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(314)

  Accumulation unit value:
    Beginning of period                    $15.73          $13.81          $10.53           N/A            N/A
    End of period                          $17.34          $15.73          $13.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                      644             864             869             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division(28)

  Accumulation unit value:
    Beginning of period                    $8.44           $8.07           $6.59           $9.71          $10.00
    End of period                          $8.90           $8.44           $8.07           $6.59          $9.71
  Accumulation units outstanding
  at the end of period                       -             20,379          23,925         24,493          20,919

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital Growth
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(196)

  Accumulation unit value:
    Beginning of period                    $16.77          $13.91          $10.14         $10.00           N/A
    End of period                          $19.57          $16.77          $13.91         $10.14           N/A
  Accumulation units outstanding
  at the end of period                     9,177           1,559             -               -             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division(196)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                    $11.27          $10.96          $10.63          $9.93          $10.00
    End of period                          $11.35          $11.27          $10.96         $10.63          $9.93
  Accumulation units outstanding
  at the end of period                     13,996          8,547           11,942         11,568            86

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(314)

  Accumulation unit value:
    Beginning of period                    $17.46          $15.11          $10.82           N/A            N/A
    End of period                          $17.91          $17.46          $15.11           N/A            N/A
  Accumulation units outstanding
  at the end of period                      625            1,565           1,593            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division(314)

  Accumulation unit value:
    Beginning of period                    $16.37          $13.92          $10.20           N/A            N/A
    End of period                          $18.26          $16.37          $13.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,848           2,045            967             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                    $13.57          $11.95          $8.75          $10.74          $10.00
    End of period                          $13.97          $13.57          $11.95          $8.75          $10.74
  Accumulation units outstanding
  at the end of period                     8,207           7,864           5,239           8,171            43

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(34)

  Accumulation unit value:
    Beginning of period                    $13.09          $10.67          $8.41          $10.00           N/A
    End of period                          $14.02          $13.09          $10.67          $8.41           N/A
  Accumulation units outstanding
  at the end of period                     7,504           5,025           8,312           5,755           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value
Division(34)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(314)

  Accumulation unit value:
    Beginning of period                    $10.45          $10.25          $10.17           N/A            N/A
    End of period                          $10.48          $10.45          $10.25           N/A            N/A
  Accumulation units outstanding
  at the end of period                      775            1,033           1,015            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(314)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(444)

  Accumulation unit value:
    Beginning of period                     N/A            $12.54          $11.96           N/A            N/A
    End of period                           N/A            $12.76          $12.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A              -             2,116            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.00           N/A             N/A            N/A
    End of period                          $10.29          $10.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,291          22,145           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Salomon Brothers High
Yield Bond Division(674)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM DowSM 10 Division(28)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.35          $8.36           $9.43          $10.00
    End of period                          $9.73           $10.48          $10.35          $8.36          $9.43
  Accumulation units outstanding
  at the end of period                     14,482          17,197          20,410         15,579          8,008

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM DowSM 10 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(28)

  Accumulation unit value:
    Beginning of period                    $9.78           $8.37           $6.38           $9.17          $10.00
    End of period                          $10.79          $9.78           $8.37           $6.38          $9.17
  Accumulation units outstanding
  at the end of period                     16,185          14,646          20,355         23,246          19,121

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division(28)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.18          $7.97           $9.73          $10.00
    End of period                          $12.06          $11.54          $10.18          $7.97          $9.73
  Accumulation units outstanding
  at the end of period                     73,292          66,626          66,657         59,078          53,664

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/T. Rowe Price Value
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(28)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.19          $9.10           $9.90          $10.00
    End of period                          $11.89          $10.97          $10.19          $9.10          $9.90
  Accumulation units outstanding
  at the end of period                     33,449          33,894          34,651         36,997          30,280

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.16          $7.35           $9.61          $10.00
    End of period                          $13.20          $11.80          $10.16          $7.35          $9.61
  Accumulation units outstanding
  at the end of period                     22,961          27,026          18,303         16,677          12,618

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $8.66           $8.44           $7.28           $9.90          $10.00
    End of period                          $9.30           $8.66           $8.44           $7.28          $9.90
  Accumulation units outstanding
  at the end of period                     8,419           9,156           17,849         14,422          9,334

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                    $16.37          $14.49          $13.45           N/A            N/A
    End of period                          $17.43          $16.37          $14.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,530           2,101           1,881            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(28)

  Accumulation unit value:
    Beginning of period                    $13.99          $11.10          $8.47           $9.99          $10.00
    End of period                          $15.17          $13.99          $11.10          $8.47          $9.99
  Accumulation units outstanding
  at the end of period                     7,559           4,131           53,137         51,859          18,973

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(28)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.48          $8.78          $10.11          $10.00
    End of period                          $13.16          $13.78          $11.48          $8.78          $10.11
  Accumulation units outstanding
  at the end of period                     2,284           2,784           83,445         84,761          27,930

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(28)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.45          $7.86           $9.70          $10.00
    End of period                          $13.60          $12.69          $11.45          $7.86          $9.70
  Accumulation units outstanding
  at the end of period                     2,761           5,040           99,821         104,369         45,169

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(28)

  Accumulation unit value:
    Beginning of period                    $8.02           $8.06           $5.64           $9.13          $10.00
    End of period                          $8.09           $8.02           $8.06           $5.64          $9.13
  Accumulation units outstanding
  at the end of period                      165             165            97,876         98,062          51,797

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(28)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.59           $6.80           $9.97          $10.00
    End of period                          $9.27           $8.75           $8.59           $6.80          $9.97
  Accumulation units outstanding
  at the end of period                     1,299           1,299          111,784         110,535         59,261

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(28)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.30          $7.85           $9.28          $10.00
    End of period                          $12.01          $11.50          $10.30          $7.85          $9.28
  Accumulation units outstanding
  at the end of period                     3,036             -               -               -              -

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(28)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.46          $8.84           $9.31          $10.00
    End of period                          $20.25          $15.04          $11.46          $8.84          $9.31
  Accumulation units outstanding
  at the end of period                     6,086           1,221           36,169         38,427          25,747

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(28)

  Accumulation unit value:
    Beginning of period                    $6.93           $5.99           $4.57           $8.54          $10.00
    End of period                          $6.89           $6.93           $5.99           $4.57          $8.54
  Accumulation units outstanding
  at the end of period                     3,290           3,290           52,995         55,402          24,288

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(28)

  Accumulation unit value:
    Beginning of period                    $9.12           $7.88           $6.73           $8.35          $10.00
    End of period                          $12.32          $9.12           $7.88           $6.73          $8.35
  Accumulation units outstanding
  at the end of period                     3,177           3,987          103,831         112,330         42,891

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(38)

  Accumulation unit value:
    Beginning of period                     N/A            $8.85           $7.33          $10.00           N/A
    End of period                           N/A            $8.66           $8.85           $7.33           N/A
  Accumulation units outstanding
  at the end of period                      N/A              -             3,611           5,503           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(38)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $11.00          $10.46          $7.68          $10.74          $10.00
    End of period                          $11.74          $11.00          $10.46          $7.68          $10.74
  Accumulation units outstanding
  at the end of period                     2,256           3,758           3,931           2,139            43

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                    $10.34          $9.55           $7.47          $10.18          $10.00
    End of period                          $10.91          $10.34          $9.55           $7.47          $10.18
  Accumulation units outstanding
  at the end of period                     13,841          4,874           3,899           1,198            43

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(30)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division(861)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,132            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division(861)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.99            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      567             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.17           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,120           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.30           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A



1-September 16, 1996
2-April 1, 1998
3-April 8, 1998
4-April 9, 1998
5-April 13, 1998
6-April 15, 1998
7-January 21, 1999
8-January 29, 1999
9-February 9, 1999
10-March 22, 1999
11-April 1, 1999
12-April 8, 1999
13-April 9, 1999
14-April 13, 1999
15-April 15, 1999
16-April 22, 1999
17-July 2, 1999
18-August 16, 1999
19-May 1, 2000
20-November 3, 2000
21-November 17, 2000
22-November 27, 2000
23-December 14, 2000
24-December 19, 2000
25-February 12, 2001
26-March 28, 2001
27-May 1, 2001
28-June 7, 2001
29-August 15, 2001
30-October 29, 2001
31-December 14, 2001
32-January 3, 2002
33-January 7, 2002
34-January 10, 2002
35-January 11, 2002
36-January 14, 2002
37-January 15, 2002
38-January 18, 2002
39-January 22, 2002
40-January 23, 2002
41-January 25, 2002
42-January 28, 2002
43-January 29, 2002
44-January 30, 2002
45-January 31, 2002
46-February 1, 2002
47-February 4, 2002
48-February 5, 2002
49-February 6, 2002
50-February 7, 2002
51-February 8, 2002
52-February 11, 2002
53-February 12, 2002
54-February 13, 2002
55-February 14, 2002
56-February 15, 2002
57-February 19, 2002
58-February 20, 2002
59-February 21, 2002
60-February 22, 2002
61-February 25, 2002
62-February 26, 2002
63-February 27, 2002
64-February 28, 2002
65-March 1, 2002
66-March 4, 2002
67-March 5, 2002
68-March 6, 2002
69-March 7, 2002
70-March 8, 2002
71-March 11, 2002
72-March 12, 2002
73-March 13, 2002
74-March 14, 2002
75-March 15, 2002
76-March 18, 2002
77-March 19, 2002
78-March 20, 2002
79-March 21, 2002
80-March 22, 2002
81-March 25, 2002
82-March 26, 2002
83-March 27, 2002
84-March 28, 2002
85-April 1, 2002
86-April 2, 2002
87-April 3, 2002
88-April 4, 2002
89-April 8, 2002
90-April 9, 2002
91-April 10, 2002
92-April 11, 2002
93-April 12, 2002
94-April 15, 2002
95-April 16, 2002
96-April 17, 2002
97-April 18, 2002
98-April 19, 2002
99-April 22, 2002
100-April 23, 2002
101-April 24, 2002
102-April 25, 2002
103-April 26, 2002
104-April 29, 2002
105-April 30, 2002
106-May 1, 2002
107-May 2, 2002
108-May 3, 2002
109-May 6, 2002
110-May 7, 2002
111-May 8, 2002
112-May 9, 2002
113-May 10, 2002
114-May 13, 2002
115-May 14, 2002
116-May 15, 2002
117-May 16, 2002
118-May 17, 2002
119-May 20, 2002
120-May 21, 2002
121-May 23, 2002
122-May 24, 2002
123-May 28, 2002
124-May 29, 2002
125-May 30, 2002
126-May 31, 2002
127-June 3, 2002
128-June 4, 2002
129-June 5, 2002
130-June 6, 2002
131-June 7, 2002
132-June 10, 2002
133-June 11, 2002
134-June 12, 2002
135-June 14, 2002
136-June 17, 2002
137-June 20, 2002
138-June 21, 2002
139-June 24, 2002
140-June 25, 2002
141-June 26, 2002
142-June 27, 2002
143-June 28, 2002
144-July 1, 2002
145-July 2, 2002
146-July 3, 2002
147-July 5, 2002
148-July 8, 2002
149-July 9, 2002
150-July 11, 2002
151-July 12, 2002
152-July 15, 2002
153-July 16, 2002
154-July 18, 2002
155-July 22, 2002
156-July 24, 2002
157-July 25, 2002
158-July 26, 2002
159-July 29, 2002
160-July 30, 2002
161-July 31, 2002
162-August 1, 2002
163-August 5, 2002
164-August 6, 2002
165-August 7, 2002
166-August 8, 2002
167-August 12, 2002
168-August 13, 2002
169-August 14, 2002
170-August 15, 2002
171-August 16, 2002
172-August 19, 2002
173-August 20, 2002
174-August 23, 2002
175-August 26, 2002
176-August 28, 2002
177-August 29, 2002
178-August 30, 2002
179-September 3, 2002
180-September 4, 2002
181-September 5, 2002
182-September 6, 2002
183-September 10, 2002
184-September 11, 2002
185-September 12, 2002
186-September 13, 2002
187-September 16, 2002
188-September 17, 2002
189-September 18, 2002
190-September 19, 2002
191-September 20, 2002
192-September 23, 2002
193-September 24, 2002
194-September 25, 2002
195-September 26, 2002
196-September 27, 2002
197-September 30, 2002
198-October 1, 2002
199-October 2, 2002
200-October 3, 2002
201-October 4, 2002
202-October 7, 2002
203-October 8, 2002
204-October 9, 2002
205-October 10, 2002
206-October 11, 2002
207-October 14, 2002
208-October 15, 2002
209-October 17, 2002
210-October 18, 2002
211-October 21, 2002
212-October 22, 2002
213-October 24, 2002
214-October 25, 2002
215-October 28, 2002
216-October 29, 2002
217-October 31, 2002
218-November 1, 2002
219-November 4, 2002
220-November 5, 2002
221-November 6, 2002
222-November 7, 2002
223-November 8, 2002
224-November 12, 2002
225-November 13, 2002
226-November 14, 2002
227-November 15, 2002
228-November 18, 2002
229-November 19, 2002
230-November 20, 2002
231-November 22, 2002
232-November 25, 2002
233-November 26, 2002
234-November 27, 2002
235-November 29, 2002
236-December 2, 2002
237-December 3, 2002
238-December 5, 2002
239-December 6, 2002
240-December 9, 2002
241-December 16, 2002
242-December 17, 2002
243-December 18, 2002
244-December 19, 2002
245-December 23, 2002
246-December 27, 2002
247-December 30, 2002
248-December 31, 2002
249-January 2, 2003
250-January 3, 2003
251-January 6, 2003
252-January 9, 2003
253-January 16, 2003
254-January 17, 2003
255-January 21, 2003
256-January 22, 2003
257-January 24, 2003
258-January 27, 2003
259-January 28, 2003
260-January 30, 2003
261-January 31, 2003
262-February 3, 2003
263-February 4, 2003
264-February 5, 2003
265-February 6, 2003
266-February 7, 2003
267-February 12, 2003
268-February 13, 2003
269-February 14, 2003
270-February 18, 2003
271-February 19, 2003
272-February 20, 2003
273-February 21, 2003
274-February 24, 2003
275-February 25, 2003
276-February 26, 2003
277-February 27, 2003
278-February 28, 2003
279-March 3, 2003
280-March 4, 2003
281-March 5, 2003
282-March 6, 2003
283-March 7, 2003
284-March 10, 2003
285-March 11, 2003
286-March 12, 2003
287-March 13, 2003
288-March 14, 2003
289-March 17, 2003
290-March 18, 2003
291-March 19, 2003
292-March 20, 2003
293-March 21, 2003
294-March 24, 2003
295-March 26, 2003
296-March 27, 2003
297-March 28, 2003
298-March 31, 2003
299-April 1, 2003
300-April 2, 2003
301-April 3, 2003
302-April 4, 2003
303-April 7, 2003
304-April 8, 2003
305-April 9, 2003
306-April 10, 2003
307-April 11, 2003
308-April 14, 2003
309-April 15, 2003
310-April 16, 2003
311-April 17, 2003
312-April 21, 2003
313-April 22, 2003
314-April 23, 2003
315-April 24, 2003
316-April 25, 2003
317-April 28, 2003
318-April 29, 2003
319-April 30, 2003
320-May 1, 2003
321-May 2, 2003
322-May 5, 2003
323-May 6, 2003
324-May 7, 2003
325-May 8, 2003
326-May 12, 2003
327-May 13, 2003
328-May 14, 2003
329-May 15, 2003
330-May 19, 2003
331-May 20, 2003
332-May 21, 2003
333-May 22, 2003
334-May 23, 2003
335-May 27, 2003
336-May 28, 2003
337-May 29, 2003
338-May 30, 2003
339-June 2, 2003
340-June 3, 2003
341-June 4, 2003
342-June 5, 2003
343-June 6, 2003
344-June 9, 2003
345-June 10, 2003
346-June 11, 2003
347-June 12, 2003
348-June 13, 2003
349-June 16, 2003
350-June 17, 2003
351-June 18, 2003
352-June 19, 2003
353-June 20, 2003
354-June 23, 2003
355-June 24, 2003
356-June 25, 2003
357-June 26, 2003
358-June 27, 2003
359-June 30, 2003
360-July 1, 2003
361-July 2, 2003
362-July 3, 2003
363-July 7, 2003
364-July 8, 2003
365-July 9, 2003
366-July 10, 2003
367-July 11, 2003
368-July 14, 2003
369-July 15, 2003
370-July 17, 2003
371-July 18, 2003
372-July 21, 2003
373-July 22, 2003
374-July 23, 2003
375-July 24, 2003
376-July 25, 2003
377-July 28, 2003
378-July 29, 2003
379-July 30, 2003
380-July 31, 2003
381-August 1, 2003
382-August 4, 2003
383-August 5, 2003
384-August 6, 2003
385-August 7, 2003
386-August 8, 2003
387-August 11, 2003
388-August 12, 2003
389-August 13, 2003
390-August 14, 2003
391-August 15, 2003
392-August 18, 2003
393-August 19, 2003
394-August 20, 2003
395-August 21, 2003
396-August 22, 2003
397-August 25, 2003
398-August 26, 2003
399-August 27, 2003
400-August 28, 2003
401-August 29, 2003
402-September 2, 2003
403-September 3, 2003
404-September 5, 2003
405-September 8, 2003
406-September 9, 2003
407-September 10, 2003
408-September 11, 2003
409-September 12, 2003
410-September 15, 2003
411-September 16, 2003
412-September 17, 2003
413-September 18, 2003
414-September 19, 2003
415-September 22, 2003
416-September 23, 2003
417-September 24, 2003
418-September 25, 2003
419-September 26, 2003
420-September 29, 2003
421-September 30, 2003
422-October 1, 2003
423-October 2, 2003
424-October 3, 2003
425-October 4, 2003
426-October 6, 2003
427-October 7, 2003
428-October 8, 2003
429-October 9, 2003
430-October 10, 2003
431-October 13, 2003
432-October 14, 2003
433-October 15, 2003
434-October 16, 2003
435-October 17, 2003
436-October 20, 2003
437-October 21, 2003
438-October 22, 2003
439-October 23, 2003
440-October 24, 2003
441-October 27, 2003
442-October 28, 2003
443-October 29, 2003
444-October 30, 2003
445-October 31, 2003
446-November 3, 2003
447-November 4, 2003
448-November 5, 2003
449-November 6, 2003
450-November 7, 2003
451-November 10, 2003
452-November 11, 2003
453-November 12, 2003
454-November 13, 2003
455-November 14, 2003
456-November 17, 2003
457-November 18, 2003
458-November 19, 2003
459-November 20, 2003
460-November 21, 2003
461-November 24, 2003
462-November 25, 2003
463-November 26, 2003
464-November 28, 2003
465-December 1, 2003
466-December 2, 2003
467-December 3, 2003
468-December 4, 2003
469-December 5, 2003
470-December 8, 2003
471-December 9, 2003
472-December 10, 2003
473-December 11, 2003
474-December 12, 2003
475-December 15, 2003
476-December 16, 2003
477-December 17, 2003
478-December 18, 2003
479-December 19, 2003
480-December 22, 2003
481-December 23, 2003
482-December 24, 2003
483-December 26, 2003
484-December 29, 2003
485-December 30, 2003
486-December 31, 2003
487-January 2, 2004
488-January 5, 2004
489-January 6, 2004
490-January 7, 2004
491-January 8, 2004
492-January 9, 2004
493-January 12, 2004
494-January 13, 2004
495-January 14, 2004
496-January 15, 2004
497-January 16, 2004
498-January 20, 2004
499-January 21, 2004
500-January 22, 2004
501-January 23, 2004
502-January 26, 2004
503-January 27, 2004
504-January 28, 2004
505-January 29, 2004
506-January 30, 2004
507-February 2, 2004
508-February 3, 2004
509-February 4, 2004
510-February 5, 2004
511-February 6, 2004
512-February 9, 2004
513-February 10, 2004
514-February 11, 2004
515-February 12, 2004
516-February 13, 2004
517-February 17, 2004
518-February 18, 2004
519-February 19, 2004
520-February 20, 2004
521-February 23, 2004
522-February 24, 2004
523-February 25, 2004
524-February 26, 2004
525-February 27, 2004
526-March 1, 2004
527-March 2, 2004
528-March 3, 2004
529-March 4, 2004
530-March 5, 2004
531-March 8, 2004
532-March 9, 2004
533-March 10, 2004
534-March 11, 2004
535-March 12, 2004
536-March 15, 2004
537-March 16, 2004
538-March 17, 2004
539-March 18, 2004
540-March 19, 2004
541-March 22, 2004
542-March 23, 2004
543-March 24, 2004
544-March 25, 2004
545-March 26, 2004
546-March 29, 2004
547-March 30, 2004
548-March 31, 2004
549-April 1, 2004
550-April 2, 2004
551-April 5, 2004
552-April 6, 2004
553-April 7, 2004
554-April 8, 2004
555-April 12, 2004
556-April 13, 2004
557-April 14, 2004
558-April 15, 2004
559-April 16, 2004
560-April 19, 2004
561-April 20, 2004
562-April 21, 2004
563-April 22, 2004
564-April 23, 2004
565-April 26, 2004
566-April 27, 2004
567-April 28, 2004
568-April 29, 2004
569-April 30, 2004
570-May 3, 2004
571-May 4, 2004
572-May 5, 2004
573-May 6, 2004
574-May 7, 2004
575-May 10, 2004
576-May 11, 2004
577-May 12, 2004
578-May 13, 2004
579-May 14, 2004
580-May 17, 2004
581-May 18, 2004
582-May 19, 2004
583-May 20, 2004
584-May 21, 2004
585-May 24, 2004
586-May 25, 2004
587-May 26, 2004
588-May 27, 2004
589-May 28, 2004
590-June 1, 2004
591-June 2, 2004
592-June 3, 2004
593-June 4, 2004
594-June 7, 2004
595-June 8, 2004
596-June 9, 2004
597-June 10, 2004
598-June 14, 2004
599-June 15, 2004
600-June 16, 2004
601-June 17, 2004
602-June 18, 2004
603-June 21, 2004
604-June 22, 2004
605-June 23, 2004
606-June 24, 2004
607-June 25, 2004
608-June 28, 2004
609-June 29, 2004
610-July 1, 2004
611-July 2, 2004
612-July 6, 2004
613-July 7, 2004
614-July 8, 2004
615-July 9, 2004
616-July 12, 2004
617-July 13, 2004
618-July 14, 2004
619-July 15, 2004
620-July 16, 2004
621-July 19, 2004
622-July 20, 2004
623-July 21, 2004
624-July 22, 2004
625-July 23, 2004
626-July 26, 2004
627-July 27, 2004
628-July 28, 2004
629-July 29, 2004
630-July 30, 2004
631-August 2, 2004
632-August 3, 2004
633-August 4, 2004
634-August 5, 2004
635-August 6, 2004
636-August 9, 2004
637-August 10, 2004
638-August 11, 2004
639-August 12, 2004
640-August 13, 2004
641-August 16, 2004
642-August 17, 2004
643-August 18, 2004
644-August 19, 2004
645-August 20, 2004
646-August 23, 2004
647-August 24, 2004
648-August 25, 2004
649-August 26, 2004
650-August 27, 2004
651-August 30, 2004
652-August 31, 2004
653-September 1, 2004
654-September 2, 2004
655-September 3, 2004
656-September 7, 2004
657-September 8, 2004
658-September 9, 2004
659-September 10, 2004
660-September 13, 2004
661-September 14, 2004
662-September 15, 2004
663-September 16, 2004
664-September 17, 2004
665-September 20, 2004
666-September 21, 2004
667-September 22, 2004
668-September 23, 2004
669-September 24, 2004
670-September 27, 2004
671-September 28, 2004
672-September 29, 2004
673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004
738-January 3, 2005
739-January 4, 2005
740-January 5, 2005
741-January 6, 2005
742-January 7, 2005
743-January 10, 2005
744-January 11, 2005
745-January 12, 2005
746-January 13, 2005
747-January 14, 2005
748-January 18, 2005
749-January 19, 2005
750-January 20, 2005
751-January 21, 2005
752-January 24, 2005
753-January 25, 2005
754-January 26, 2005
755-January 27, 2005
756-January 28, 2005
757-January 31, 2005
758-February 1, 2005
759-February 2, 2005
760-February 3, 2005
761-February 4, 2005
762-February 7, 2005
763-February 8, 2005
764-February 9, 2005
765-February 10, 2005
766-February 11, 2005
767-February 14, 2005
768-February 15, 2005
769-February 16, 2005
770-February 17, 2005
771-February 18, 2005
772-February 22, 2005
773-February 23, 2005
774-February 24, 2005
775-February 25, 2005
776-February 28, 2005
777-March 1, 2005
778-March 2, 2005
779-March 3, 2005
780-March 4, 2005
781-March 7, 2005
782-March 8, 2005
783-March 9, 2005
784-March 10, 2005
785-March 11, 2005
786-March 14, 2005
787-March 15, 2005
788-March 16, 2005
789-March 17, 2005
790-March 18, 2005
791-March 21, 2005
792-March 22, 2005
793-March 23, 2005
794-March 24, 2005
795-March 28, 2005
796-March 29, 2005
797-March 30, 2005
798-March 31, 2005
799-April 1, 2005
800-April 4, 2005
801-April 5, 2005
802-April 6, 2005
803-April 7, 2005
804-April 8, 2005
805-April 11, 2005
806-April 12, 2005
807-April 13, 2005
808-April 14, 2005
809-April 15, 2005
810-April 18, 2005
811-April 19, 2005
812-April 20, 2005
813-April 21, 2005
814-April 22, 2005
815-April 25, 2005
816-April 26, 2005
817-April 27, 2005
818-April 28, 2005
819-April 29, 2005
820-May 2, 2005
821-May 3, 2005
822-May 4, 2005
823-May 5, 2005
824-May 6, 2005
825-May 9, 2005
826-May 10, 2005
827-May 11, 2005
828-May 12, 2005
829-May 13, 2005
830-May 16, 2005
831-May 17, 2005
832-May 18, 2005
833-May 19, 2005
834-May 20, 2005
835-May 23, 2005
836-May 24, 2005
837-May 25, 2005
838-May 26, 2005
839-May 27, 2005
840-May 31, 2005
841-June 1, 2005
842-June 2, 2005
843-June 3, 2005
844-June 6, 2005
845-June 8, 2005
846-June 9, 2005
847-June 10, 2005
848-June 13, 2005
849-June 14, 2005
850-June 15, 2005
851-June 16, 2005
852-June 17, 2005
853-June 20, 2005
854-June 21, 2005
855-June 22, 2005
856-June 23, 2005
857-June 24, 2005
858-June 27, 2005
859-June 28, 2005
860-June 29, 2005
861-June 30, 2005
862-July 1, 2005
863-July 5, 2005
864-July 6, 2005
865-July 7, 2005
866-July 8, 2005
867-July 11, 2005
868-July 12, 2005
869-July 13, 2005
870-July 14, 2005
871-July 15, 2005
872-July 18, 2005
873-July 19, 2005
874-July 20, 2005
875-July 21, 2005
876-July 22, 2005
877-July 25, 2005
878-July 26, 2005
879-July 27, 2005
880-July 28, 2005
881-July 29, 2005
882-August 1, 2005
883-August 2, 2005
884-August 3, 2005
885-August 4, 2005
886-August 5, 2005
887-August 8, 2005
888-August 9, 2005
889-August 10, 2005
890-August 11, 2005
891-August 12, 2005
892-August 15, 2005
893-August 16, 2005
894-August 17, 2005
895-August 18, 2005
896-August 19, 2005
897-August 22, 2005
898-August 24, 2005
899-August 25, 2005
900-August 26, 2005
901-August 29, 2005
902-August 30, 2005
903-August 31, 2005
904-September 1, 2005
905-September 2, 2005
906-September 6, 2005
907-September 7, 2005
908-September 8, 2005
909-September 9, 2005
910-September 12, 2005
911-September 13, 2005
912-September 14, 2005
913-September 15, 2005
914-September 16, 2005
915-September 19, 2005
916-September 21, 2005
917-September 22, 2005
918-September 23, 2005
919-September 26, 2005
920-September 29, 2005
921-September 30, 2005
922-October 3, 2005
923-October 4, 2005
924-October 5, 2005
925-October 6, 2005
926-October 7, 2005
927-October 10, 2005
928-October 11, 2005
929-October 12, 2005
930-October 13, 2005
931-October 14, 2005
932-October 17, 2005
933-October 18, 2005
934-October 19, 2005
935-October 20, 2005
936-October 21, 2005
937-October 24, 2005
938-October 25, 2005
939-October 26, 2005
940-October 27, 2005
941-October 28, 2005
942-October 31, 2005
943-November 1, 2005
944-November 2, 2005
945-November 3, 2005
946-November 4, 2005
947-November 7, 2005
948-November 8, 2005
949-November 9, 2005
950-November 10, 2005
951-November 11, 2005
952-November 14, 2005
953-November 15, 2005
954-November 16, 2005
955-November 17, 2005
956-November 18, 2005
957-November 21, 2005
958-November 22, 2005
959-November 23, 2005
960-November 25, 2005
961-November 28, 2005
962-November 29, 2005
963-November 30, 2005
964-December 1, 2005
965-December 2, 2005
966-December 5, 2005
967-December 6, 2005
968-December 7, 2005
969-December 9, 2005
970-December 12, 2005
971-December 14, 2005
972-December 16, 2005
973-December 19, 2005
974-December 20, 2005
975-December 21, 2005
976-December 22, 2005
977-December 23, 2005
978-December 27, 2005
979-December 28, 2005
980-December 29, 2005
981-December 30, 2005

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES

















                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2005

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005

__________________________________________________________________

Report of Independent Registered Public Accounting Firm                   1



Consolidated Balance Sheets                                               2



Consolidated Income Statements                                            3



Consolidated Statements of Stockholder's Equity and Comprehensive Income  4



Consolidated Statements of Cash Flows                                     5



Notes to Consolidated Financial Statements                                6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants.


KPMG LLP

Chicago, Illinois
March 7, 2006

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

--------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
ASSETS                                                                             2005                 2004
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Investments:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Cash and short-term investments                                                      $ 729,695          $ 1,420,426
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Investments available for sale, at fair value:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fixed maturities (amortized cost: 2005, $39,633,811; 2004, $37,277,202)             40,249,207           39,187,163
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Equities (cost: 2005, $313,498; 2004, $138,291)                                        326,478              150,389
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Trading securities, at fair value                                                      138,685              124,598
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Mortgage loans                                                                       4,989,516            4,633,010
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Policy loans                                                                           804,009              717,503
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Other invested assets                                                                1,414,720            1,634,097
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total investments                                                                   48,652,310           47,867,186
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Accrued investment income                                                              553,120              523,974
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Deferred acquisition costs                                                           2,548,473            1,933,901
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Deferred sales inducements                                                             253,083              161,589
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Reinsurance recoverable                                                                943,738              640,757
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Value of acquired insurance                                                             23,578               45,768
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Income taxes receivable from Parent                                                     50,633               28,110
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Other assets                                                                            83,180               58,057
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Separate account assets                                                             14,720,596           10,352,915
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                      $ 67,828,711         $ 61,612,257
-----------------------------------------------------------------------------==================---==================
-----------------------------------------------------------------------------==================---==================

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Policy reserves and liabilities:
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Reserves for future policy benefits and claims payable                             $ 2,551,779          $ 1,311,174
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Deposits on investment contracts                                                    35,273,715           34,146,356
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Guaranteed investment contracts                                                      1,983,693            1,896,284
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Trust instruments supported by funding agreements                                    5,609,059            5,884,484
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank advances                                                        100,209                    -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Notes payable                                                                          486,939              503,891
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Securities lending payable                                                             428,032              856,163
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Deferred income taxes                                                                   40,583              166,938
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Other liabilities                                                                    1,760,763            1,611,224
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Separate account liabilities                                                        14,720,596           10,352,915
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                   62,955,368           56,729,429
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Minority interest                                                                        7,186               10,037
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Common stock, $1.15 par value; authorized 50,000 shares;
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
issued and outstanding 12,000 shares                                                    13,800               13,800
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           2,854,533            2,562,214
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income, net of
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
tax of $141,725 in 2005 and $401,327 in 2004                                           263,203              745,430
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Retained earnings                                                                    1,734,621            1,551,347
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                           4,866,157            4,872,791
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                        $ 67,828,711         $ 61,612,257
-----------------------------------------------------------------------------==================---==================


          See accompanying notes to consolidated financial statements.


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                                        2005               2004               2003
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
REVENUES
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Premiums                                                                 $ 199,061          $ 162,342          $ 173,411
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    2,879,440          2,689,945          2,623,515
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments                                  12,984            138,656            (60,966)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Risk management activity                                                   169,827             90,814           (127,949)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fee income                                                                 509,376            387,386            330,552
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other income                                                                38,815             84,451             31,725
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total revenues                                                           3,809,503          3,553,594          2,970,288
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Death and other policy benefits                                            428,162            379,175            393,794
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest credited on deposit liabilities                                 1,434,807          1,364,803          1,575,254
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest expense on trust instruments supported
by funding agreements                                                      217,917            143,317            131,792
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest expense on Federal Home Loan Bank advances, notes
and reverse repurchase agreements                                           50,249             42,376             35,919
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Increase in reserves, net of reinsurance                                    19,466             19,340              4,534
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Commissions                                                                537,303            483,005            423,446
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
General and administrative expenses                                        341,793            290,863            258,650
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferral of policy acquisition costs                                      (556,564)          (507,660)          (462,032)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferral of sales inducements                                              (92,381)           (86,430)           (98,480)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of acquisition costs:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to operations                                                 364,907            419,048            242,608
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to risk management activity                                    64,962              4,674            (59,809)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to net realized gains (losses) on investments                   2,671             12,208             (1,852)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of deferred sales inducements:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to operations                                                  55,639             38,039             19,192
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to risk management activity                                     7,632              9,087              8,570
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to net realized gains (losses) on investments                     459              2,902               (254)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of acquired insurance                                          22,190             20,882             19,647
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                              2,899,212          2,635,629          2,490,979
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Pretax income from continuing operations before
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
minority interest                                                          910,291            917,965            479,309
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Minority interest                                                             (922)           (49,041)           (14,628)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Pretax income from continuing operations                                   909,369            868,924            464,681
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                 315,295            304,076            164,994
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income from continuing operations before discontinued
operations and cumulative effect of change in accounting principle         594,074            564,848            299,687
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income from discontinued operations, net of tax                                  -             56,776             23,729
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income before cumulative effect of change
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
in accounting principle                                                    594,074            621,624            323,416
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Cumulative effect of change in accounting principle, net of tax                  -              8,912                  -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                               $ 594,074          $ 630,536          $ 323,416
-------------------------------------------------------------------================---================---================

Pro forma net income assuming the change in
accounting principle is applied retroactively                                               $ 621,624          $ 322,302
--------------------------------------------------------------------------------------================---================

See accompanying notes to consolidated financial statements.


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2005              2004               2003
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Common stock, beginning and end of year                      $ 13,800          $ 13,800           $ 13,800
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN-CAPITAL
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Beginning of year                                           2,562,214         2,533,535          2,484,228
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Capital contributions                                         292,319            28,679             49,307
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
End of year                                                 2,854,533         2,562,214          2,533,535
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Beginning of year                                             745,430           814,102            449,382
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net unrealized investment gains (losses), net of
reclassification adjustment and net of tax                   (482,227)          (68,672)           364,720
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
End of year                                                   263,203           745,430            814,102
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Beginning of year                                           1,551,347         1,040,811            802,595
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net income                                                    594,074           630,536            323,416
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dividends paid to stockholder                                (410,800)         (120,000)           (85,200)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
End of year                                                 1,734,621         1,551,347          1,040,811
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                $ 4,866,157       $ 4,872,791        $ 4,402,248
------------------------------------------------------================--================---================
------------------------------------------------------================--================---================




-----------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                           2005              2004               2003
-----------------------------------------------------------------------------------------------------------
Net income                                                  $ 594,074         $ 630,536          $ 323,416
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net unrealized holding gains (losses) arising during
the period, net of tax of $(243,143) in 2005; $(11,016)
in 2004 and $154,863 in 2003                                 (451,661)          (19,721)           288,084
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Reclassification adjustment for gains (losses) included in
net income, net of tax of $(16,459) in 2005; $(26,358)
in 2004 and $41,265 in 2003                                   (30,566)          (48,951)            76,636
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                        $ 111,847         $ 561,864          $ 688,136
------------------------------------------------------================--================---================

          See accompanying notes to consolidated financial statements.



CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,
                                                                     2005               2004               2003
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net income                                                            $ 594,074          $ 630,536          $ 323,416
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Less income from discontinued operations                                      -            (56,776)           (23,729)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile income from continuing operations
to net cash provided by operating activities:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net realized (gains) losses on investments                              (12,984)          (138,656)            60,966
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Unrealized gains on trading portfolio                                      (565)            (8,360)                 -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Risk management activity                                               (169,827)           (90,814)           127,949
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Interest credited on deposit liabilities                              1,434,807          1,364,803          1,575,254
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Interest expense on trust instruments supported
by funding agreements                                                   217,917            143,317            131,792
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Interest accrued on Federal Home Loan Bank advances                         209                  -                  -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other charges                                                          (245,877)          (216,383)          (226,156)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Amortization of discount and premium on investments                     (72,853)            34,514            103,604
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred income tax provision                                           141,115            216,880             57,681
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Change in (net of effects of contribution of subsidiary):
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Accrued investment income                                                (7,630)           (29,741)           (17,061)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred sales inducements and acquisition costs                       (154,653)          (124,385)          (352,056)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Trading portfolio activity, net                                         (13,522)           (15,726)                 -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Value of acquired insurance                                              22,190             20,882             19,647
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Income taxes receivable from Parent                                     (22,523)           (19,485)           (64,717)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other assets and liabilities, net                                       348,543            370,851            168,317
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities of
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
discontinued operations                                                       -             28,671             55,454
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             2,058,421          2,110,128          1,940,361
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Sales of fixed maturities and equities available for sale             2,889,975          3,536,656         11,870,808
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Principal repayments, maturities, calls and redemptions:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fixed maturities available for sale                                   2,956,801          2,836,775          4,184,613
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Mortgage loans                                                          914,758            804,356                 69
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Purchases of:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fixed maturities and equities available for sale                     (6,676,587)        (7,551,922)       (18,565,653)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Mortgage loans                                                       (1,278,434)        (1,111,534)        (1,008,846)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other investing activities                                             (419,823)          (256,443)        (1,853,397)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Proceeds from sale of discontinued operations                                 -            260,051                  -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities of
discontinued operations                                                       -            376,480           (178,856)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                                (1,613,310)        (1,105,581)        (5,551,262)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Policyholders' account balances:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deposits                                                              9,355,451          8,300,160          6,783,741
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Withdrawals                                                          (6,598,525)        (6,180,543)        (5,377,602)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts                                   (3,564,891)        (2,394,722)        (1,523,759)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Proceeds from notes                                                           -             26,264             23,485
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Payments on notes                                                        (3,747)           (44,784)          (220,220)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Payment of cash dividends to Parent                                    (410,800)          (120,000)           (85,200)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Capital contribution                                                     86,670                  -             20,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities of
discontinued operations                                                       -           (426,055)           124,615
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                (1,135,842)          (839,680)          (254,940)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS             (690,731)           164,867         (3,865,841)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                    1,420,426          1,255,559          5,121,400
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                    729,695          1,420,426          1,255,559
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
LESS CASH AND SHORT-TERM INVESTMENTS FROM DISCONTINUED OPERATIONS             -                  -            (24,877)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                    $ 729,695        $ 1,420,426        $ 1,230,682
----------------------------------------------------------------================---================---================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The consolidated financial statements include the accounts of the following:

     o Life insurers: JNL and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with JNL;

     o    Wholly  owned  broker-dealer,  investment  management  and  investment
          advisor  subsidiaries:   Jackson  National  Life  Distributors,  Inc.,
          Jackson National Asset Management, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). JNL has effective managerial control of the PPMA Funds. JNL owns 72.0% interest in SIF I and 15.1% interest in CBO II;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by JNL. JNL is the primary beneficiary of Tuscany;

     o Other partnerships, limited liability companies and variable interest entities in which JNL has a controlling interest or is deemed the primary beneficiary;

     o    The   discontinued   operations  of  Jackson  Federal  Bank  ("Jackson
          Federal") through October 28, 2004. See note 4 for additional information.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, establishment of loan loss reserves, liabilities for lawsuits and establishment of the liability for state guaranty fund assessments.

     CHANGES IN ACCOUNTING PRINCIPLES

     In May 2005, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 is not expected to have a material impact on JNL's results of operations or financial position.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. JNL adopted the disclosure requirements of EITF 03-01 for the year ended December 31, 2004, with no impact on JNL's results of operations or financial position.

     Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees. See note 9 for additional information.

     Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

     Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 had no impact on JNL's results of operations or financial position.

     The consolidated financial statements include the PPMA Funds, which are limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability related to the PPMA Funds is reflected at fair value in the accompanying consolidated balance sheets.

     Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003, JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise should assess its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries, defined as the party that absorbs a majority of the expected losses and/or residual returns of the VIE.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, JNL had an investment of $47.5 million and $31.7 million as of December 31, 2005 and 2004, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $542.4 million and $544.9 million as of December 31, 2005 and 2004, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities is reduced to fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Any impairments are reflected as realized losses.

     Equities, which include common stocks and non-redeemable preferred stocks, are generally carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Any impairments are reflected as realized losses.

     During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. These trading securities primarily consist of investments in mutual funds that support liabilities of the Company's non-qualified, voluntary deferred compensation plans. Also included is seed money that supports newly established variable funds. Trading securities are carried at fair value with changes in value reflected as investment income in the income statement. During 2005 and 2004, $5.4 million and $8.4 million of investment income recognized relates to trading securities held at December 31, 2005 and 2004, respectively.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
     Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally were $379.2 million and $387.5 million, respectively, at December 31, 2005 and $394.0 million and $403.8 million, respectively, at December 31, 2004.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

     Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $188.3 million and $676.8 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on deferred fixed annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $30.4 million and $93.2 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     JNL files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
     2005). Jackson National Life Distributors, Inc. files a separate income tax return. The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL. Jackson Federal Bank filed a separate income tax return during the period it was owned by JNL. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Carrying values totaled $2.2 billion and $2.9 billion at December 31, 2005 and 2004, respectively.

     JNL and Jackson National Life Global Funding have established a $6 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The carrying values at December 31, 2005 and 2004 totaled $3.4 billion and $3.0 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES
     During 2005, JNL became a member of the regional Federal Home Loan Bank of Indianapolis ("FHLBI"). In connection with this membership, JNL purchased $30.2 million in FHLBI capital stock. Membership allows JNL access to advances from FHLBI which are collateralized by mortgage related assets in JNL's investment portfolio. These advances are in the form of funding agreements issued to FHLBI. JNL is authorized to draw a maximum of $603.1 million in advances under this program.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $14,613.2 million and $10,267.1 million at December 31, 2005 and 2004, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $107.4 million and $85.8 million at December 31, 2005 and 2004, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     In 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which JNL had a controlling interest. This gain was recorded in other income.

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $3.6 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to JNL. The acquisition expands JNL's life insurance base while taking advantage of JNL's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into JNL.

     The preliminary purchase price is subject to post-closing adjustments and has been allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. JNL is in negotiations with ING over certain post-closing purchase price adjustments. During the first quarter of 2006, any unresolved differences will be submitted to an arbitrator for resolution.

     JNL has recorded in Other assets the value of business acquired totaling $1.1 million. This amount is subject to adjustment based on the final determination of purchase price by the arbitrator.

3.   ACQUISITIONS (CONTINUED)

     The following table summarizes the estimated fair value of the assets acquired and liabilities assumed (in thousands):

--------------------------------------------------------------------------------
                                                               May 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cash and short-term investments                                        $ 86,670
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed maturities                                                      1,612,767
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other invested assets                                                    78,129
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Accrued investment income                                                21,516
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deferred income taxes                                                     7,868
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other assets                                                             13,679
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total assets acquired                                               $ 1,820,629
-----------------------------------------------------------=====================
-----------------------------------------------------------=====================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reserves for future policy benefits and claims payable                $ 881,083
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deposits on investment contracts                                        654,361
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other liabilities                                                        20,820
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total liabilities assumed                                           $ 1,556,264
-----------------------------------------------------------=====================
-----------------------------------------------------------=====================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net assets acquired                                                   $ 264,365
-----------------------------------------------------------=====================

     The following table summarizes JNL's unaudited pro forma results of operations assuming the business acquisition had occurred at the beginning of 2004 (in thousands):

--------------------------------------------------------------------------------------------------
                                                                    UNAUDITED PRO FORMA
                                                                  YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------
                                                                   2005                2004
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Revenues                                                            $ 4,013,031       $ 3,729,228
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total benefits and expenses                                         $ 2,976,945       $ 2,799,273
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Pretax income from continuing operations                            $ 1,035,164         $ 880,914
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Net income                                                            $ 675,841         $ 638,330
--------------------------------------------------------------------------------------------------


     The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by LOG prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.   DISCONTINUED OPERATIONS

     On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal Corporation for $305.0 million in cash and stock. On October 27, 2004, JNL made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson Federal for all periods presented are included in discontinued operations on the consolidated income statement.

4.   DISCONTINUED OPERATIONS (CONTINUED)

     The following table summarizes certain components of the results of the discontinued operations (in thousands):

--------------------------------------------------------------------------------------------------
                                                               PERIOD ENDED         YEAR ENDED
                                                               OCTOBER 28,         DECEMBER 31,
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                   2004                2003
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Revenues                                                               $ 79,813         $ 108,200
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Realized gains                                                          $ 1,700              $ 69
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Income from discontinued operations, net of tax of
$11,064 in 2004 and $9,190 in 2003                                     $ 20,658          $ 23,729
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Gain on disposal of discontinued operations, net of
tax of $29,580                                                         $ 36,118               $ -
--------------------------------------------------------------------------------------------------

     Interest expense on savings deposits, which is included in discontinued operations, totaled $19.5 million and $27.6 million in 2004 and 2003, respectively.

     Interest paid on credit programs offered by the Federal Home Loan Bank, which is included in discontinued operations, totaled $7.0 million and $12.4 million in 2004 and 2003, respectively.

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,134.1 million and $4,929.1 million at December 31, 2005 and 2004, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For index linked annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of the annuity reserves approximated $29.2 billion and $28.3 billion, respectively, at December 31, 2005 and $28.7 billion and $28.0 billion, respectively, at December 31, 2004.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion and $1.9 billion at December 31, 2005 and 2004, respectively.


     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.6 billion and $5.9 billion at December 31, 2005 and 2004, respectively.

     FEDERAL HOME LOAN BANK ADVANCES:
     Fair value is based on future cash flows discounted at current interest rates. The fair value approximated $99.6 million at December 31, 2005.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES PAYABLE:
     Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $552.0 million and $565.4 million at December 31, 2005 and 2004, respectively.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $13.8 billion and $9.7 billion at December 31, 2005 and 2004, respectively.

6.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2005, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2005, the carrying value of investments rated by the Company's affiliated investment advisor totaled $332.5 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                         PERCENT OF TOTAL
                                                         FIXED MATURITIES
        INVESTMENT RATING                                DECEMBER 31, 2005
                                                       ----------------------
                                                       ----------------------
        AAA                                                     15.9%
        AA                                                       8.3
        A                                                      30.8
        BBB                                                    38.0
                                                       ----------------------
                                                       ----------------------
            Investment grade                                        93.0
                                                       ----------------------
                                                       ----------------------
        BB                                                      5.9
        B and below                                             1.1
                                                       ----------------------
                                                       ----------------------
            Below investment grade                              7.0
                                                       ----------------------
                                                       ----------------------
            Total fixed maturities                            100.0%
                                                       ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.0 million and $4.3 million, respectively, at December 31, 2005. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2005 were $4.0 million and $5.3 million, respectively, and for the 12 months preceding December 31, 2004 were $11.0 million and $11.8 million, respectively.

6.    INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2005                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                          $ 39,561              $ 22              $ 756         $ 38,827
Foreign governments                                 32,331               281                770           31,842
Public utilities                                 2,937,225           103,964             16,353        3,024,836
Corporate securities                            27,984,571           867,709            308,982       28,543,298
Mortgage-backed securities                       8,640,123            95,291            125,010        8,610,404
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 39,633,811       $ 1,067,267          $ 451,871     $ 40,249,207
                                            ===============   ===============   ================  ===============

Equities                                         $ 313,498          $ 14,736            $ 1,756        $ 326,478
                                            ===============   ===============   ================  ===============



                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2004                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                           $ 4,139             $ 133                $ 2          $ 4,270
Foreign governments                                  3,622               326                 64            3,884
Public utilities                                 2,691,498           192,109              1,890        2,881,717
Corporate securities                            26,242,571         1,666,694             87,874       27,821,391
Mortgage-backed securities                       8,335,372           201,691             61,162        8,475,901
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 37,277,202       $ 2,060,953          $ 150,992     $ 39,187,163
                                            ===============   ===============   ================  ===============

Equities                                         $ 138,291          $ 17,150            $ 5,052        $ 150,389
                                            ===============   ===============   ================  ===============



     At December 31, 2005 and 2004, available for sale securities without a readily ascertainable market value having an amortized cost of $5.9 billion and $5.6 billion, respectively, had estimated fair values of $6.0 billion and $5.8 billion, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2005, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                                AMORTIZED
                                                                   COST           FAIR VALUE
                                                              ---------------   ----------------
Due in 1 year or less                                              $ 949,103          $ 962,984
Due after 1 year through 5 years                                   6,558,672          6,718,264
Due after 5 years through 10 years                                18,453,254         18,764,438
Due after 10 years through 20 years                                3,141,893          3,222,547
Due after 20 years                                                 1,890,766          1,970,570
Mortgage-backed securities                                         8,640,123          8,610,404
                                                              ---------------   ----------------
Total                                                           $ 39,633,811       $ 40,249,207
                                                              ===============   ================

     Fixed maturities with a carrying value of $13.5 million and $4.0 million at December 31, 2005 and 2004, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

6.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity were as follows (in thousands):

-------------------------------------------------------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS           12 MONTHS OR LONGER         TOTAL
-------------------------------------------------------------------------------------------------------------------------
                                   GROSS                          GROSS                       GROSS
                                UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2005                 LOSSES        FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities               $ 756         $ 35,717          $ -            $ -         $ 756         $ 35,717
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Foreign governments                      671           28,285           99          2,039           770           30,324
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Public utilities                      15,125        1,055,007        1,228         42,302        16,353        1,097,309
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Corporate securities                 250,414       12,914,442       58,568        927,820       308,982       13,842,262
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities            44,837        3,303,743       80,173      2,190,168       125,010        5,493,911
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities          311,803       17,337,194      140,068      3,162,329       451,871       20,499,523
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Equities                               1,756           24,198            -              -         1,756           24,198
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
securities                         $ 313,559     $ 17,361,392    $ 140,068    $ 3,162,329      $453,627     $ 20,523,721
-------------------------------==============-================-============-==============-=============-================



-------------------------------------------------------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS           12 MONTHS OR LONGER         TOTAL
-------------------------------------------------------------------------------------------------------------------------
                                   GROSS                          GROSS                       GROSS
                                UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2004                 LOSSES        FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities                 $ 2          $ 1,065          $ -            $ -           $ 2          $ 1,065
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Foreign governments                       64            2,125            -              -            64            2,125
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Public utilities                       1,551          263,095          339         33,842         1,890          296,937
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Corporate securities                  50,851        4,161,109       37,023        676,300        87,874        4,837,409
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities            12,911        1,137,422       48,251      1,883,928        61,162        3,021,350
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           65,379        5,564,816       85,613      2,594,070       150,992        8,158,886
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Equities                               1,776            6,343        3,276         26,353         5,052           32,696
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
securities                          $ 67,155      $ 5,571,159     $ 88,889    $ 2,620,423      $156,044      $ 8,191,582
-------------------------------==============-================-============-==============-=============-================
-------------------------------==============-================-============-==============-=============-================

     To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows.

     Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2005, 81.5% were investment grade, 6.9% were below investment grade and 11.6% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 25.5% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2005, the industries representing the larger unrealized losses included manufacturing (9.2% of fixed maturities gross unrealized losses) and energy (8.4%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2005.

6.   INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2005 were as follows (in thousands):

     Less than one year                                          $ 337
     One to five years                                          39,585
     Five to ten years                                         215,878
     More than ten years                                        71,061
     Mortgage-backed securities                                125,010
                                                     ------------------
     Total gross unrealized losses                           $ 451,871
                                                     ==================

     MORTGAGE LOANS
     Commercial mortgage loans are net of allowance for loan losses of $17.6 million and $21.0 million at December 31, 2005 and 2004, respectively. At December 31, 2005, mortgage loans were collateralized by properties located in 41 states and Canada.

     SECURITIZATIONS
     In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. JNL's investment in securities issued by Piedmont totaled $795.9 million and $918.0 million at December 31, 2005 and 2004, respectively, and was included in fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets primarily include investments in 1) limited partnerships that total $710.3 million and $767.5 million at December 31, 2005 and 2004, respectively; 2) derivative instruments with positive fair values and 3) real estate. Real estate totaling $142.4 million and $143.2 million at December 31, 2005 and 2004, respectively, includes foreclosed properties with a book value of $19.6 million and $21.2 million at December 31, 2005 and 2004, respectively. Limited partnership income recognized by the Company was $162.5 million, $105.2 million and $14.5 million in 2005, 2004 and 2003, respectively.

     Certain limited partnerships controlled by the Company hold publicly-traded equity securities that are fair valued at a discount to their exchange-traded price as a result of lock-up trading restrictions imposed in connection with initial public offering transactions. These lock up restrictions are for a limited period of time and preclude the partnerships from selling these securities during the restricted period. This discount of 15% for the single issue at December 31, 2005 totaled $1.5 million. At December 31, 2004, these discounts ranged from 5% to 15% and totaled $9.2 million.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, put-swaptions and forwards, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

6.    INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                 DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------
                                OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps            $ 947,735         $ 189,383         $ 672,653         $ (45,278)        $ 144,105
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Equity index call
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
options                         1,365,850           108,085            22,718            (3,566)          104,519
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Equity index put
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
options                         2,450,000            45,758                 -                 -            45,758
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Put-swaptions                  16,000,000            11,634        25,000,000            (1,746)            9,888
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Futures                           313,700             6,825                 -                 -             6,825
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total return swaps              1,050,000            66,248           206,272           (32,297)           33,951
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Interest rate swaps             4,063,566           107,330         6,092,000          (224,103)         (116,773)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total                        $ 26,190,851         $ 535,263      $ 31,993,643        $ (306,990)        $ 228,273
--------------------------================--================--================--================--================


------------------------------------------------------------------------------------------------------------------
                                                DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------
                                OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,754,088         $ 406,637          $ 79,737          $ (4,778)        $ 401,859
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Equity index call
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
options                         1,819,150           121,363            22,718            (3,615)          117,748
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Put-swaptions                  15,000,000            10,104        25,000,000            (2,198)            7,906
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Futures                            65,675                 -                 -                 -                 -
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Forwards                          700,000               579                 -                 -               579
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total return swaps              1,053,035            27,028           215,438           (48,226)          (21,198)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Interest rate swaps             4,313,566           151,982         6,213,000          (442,416)         (290,434)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Total                        $ 24,705,514         $ 717,693      $ 31,530,893        $ (501,233)        $ 216,460
--------------------------================--================--================--================--================


     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2005 and 2004, the estimated fair value of loaned securities was $436.8 million and $839.4 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $428.0 million and $856.2 million at December 31, 2005 and 2004, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled $29.4 million at December 31, 2005. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

-------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fixed maturities                                              $2,340,984        $2,270,233        $2,325,763
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Other investment income                                          626,967           492,210           370,604
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total investment income                                        2,967,951         2,762,443         2,696,367
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Less investment expenses                                         (88,511)          (72,498)          (72,852)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Net investment income                                         $2,879,440        $2,689,945        $2,623,515
---------------------------------------------------------================--================---===============

     Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

-------------------------------------------------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Interest rate swaps                                            $ 160,250          $ 16,618         $ (47,088)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Forwards                                                           6,891             4,024                 -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Put-swaptions                                                     (3,093)            8,390             3,511
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Futures                                                            4,086               708             4,185
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Equity index call options                                          4,548            48,870            26,033
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Equity index put options                                         (19,757)                -                 -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total return swaps                                                     -            21,701             3,554
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fixed index annuity embedded derivatives                         (20,247)          (30,024)          (92,152)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Variable annuity embedded derivatives                             37,149            20,527           (25,992)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Risk management activity                                       $ 169,827          $ 90,814        $ (127,949)
---------------------------------------------------------================--================---===============

     Net realized gains (losses) on investments were as follows (in thousands):

-------------------------------------------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
Sales of fixed maturities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross gains                                               $      85,648     $     263,685      $    261,481
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross losses                                                     (53,395)          (67,352)         (139,108)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Sales of equities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross gains                                                       25,243            33,037            19,767
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross losses                                                         (93)             (685)           (1,018)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Sales of real estate
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gross gains                                                           19                 -                 -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Transfers to trading securities                                        -            (9,300)                -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Impairment losses                                                (44,438)          (80,729)         (202,088)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total                                                           $ 12,984         $ 138,656         $ (60,966)
---------------------------------------------------------================--================---===============

     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $12.0 million, $92.8 million and $(74.9) million in 2005, 2004 and 2003, respectively.

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

7. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery.

     To the extent factors contributing to impairment losses recognized affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

8.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

8.   VALUE OF ACQUIRED INSURANCE (CONTINUED)

     The amortization of acquired insurance was as follows (in thousands):

-------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Value of acquired insurance:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                $      45,768     $      66,650      $      86,297
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Interest, at rates varying from 6.5% to 9.5%                       3,258             5,277             7,174
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Amortization                                                     (25,448)          (26,159)          (26,821)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Balance, end of year                                            $ 23,578          $ 45,768          $ 66,650
---------------------------------------------------------================--================---===============

     The estimated remaining future amortization expense of acquired insurance in force, net of interest, of $23.6 million will be expensed in 2006.

9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period (guaranteed minimum withdrawal benefit ("GMWB")).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in death and other policy benefits in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statement.

9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

     At December 31, 2005, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                       Average
                                                                                                       Period
                                                                                         Weighted       until
(dollars in millions)                             Minimum      Account     Net Amount     Average     Expected
                                                  Return        Value       at Risk     Attained Age Annuitization
                                                ------------ ------------  -----------  ------------ ------------
Return of net deposits plus a minimum return
      GMDB                                        0% - 5%      $ 11,471      $ 1,411     63.4 years
      GMIB                                        0% - 6%      $ 2,000          $ 21                  8.1 years
      GMWB                                                     $ 4,380           $ 1
Highest specified anniversary account value minus
     withdrawals post-anniversary - GMDB                       $ 1,886          $ 47     61.2 years
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB          0% - 5%      $ 1,243           $ 5     63.7 years



     At December 31, 2004, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                       Average
                                                                                                       Period
                                                                                         Weighted       until
(dollars in millions)                             Minimum      Account     Net Amount     Average     Expected
                                                  Return        Value       at Risk     Attained Age Annuitization
                                                ------------ ------------  -----------  ------------ ------------
Return of net deposits plus a minimum return
      GMDB                                        0% - 5%      $ 8,304       $ 1,457     63.4 years
      GMIB                                        0% - 6%      $ 1,443          $ 10                  8.5 years
      GMWB                                                     $ 1,914         $ < 1
Highest specified anniversary account value minus
     withdrawals post-anniversary - GMDB                       $ 1,088          $ 46     60.3 years
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB          0% - 5%        $ 869           $ 3     63.5 years



     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

----------------------------------------------------------------
                                             DECEMBER 31,
----------------------------------------------------------------
----------------------------------------------------------------
Fund type:                                2005         2004
----------------------------------------------------------------
----------------------------------------------------------------
Equity                                    $ 12,388      $ 8,659
----------------------------------------------------------------
----------------------------------------------------------------
Bond                                         1,156          892
----------------------------------------------------------------
----------------------------------------------------------------
Balanced                                       903          615
----------------------------------------------------------------
----------------------------------------------------------------
Money market                                   160          100
----------------------------------------------------------------
----------------------------------------------------------------
Total                                     $ 14,607     $ 10,266
---------------------------------------============-============


9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                                                              2005         2004
                                                                           ------------ ------------
Balance at January 1                                                            $ 42.0       $ 50.1
Incurred guarantee benefits                                                       21.2         19.1
Paid guarantee benefits                                                          (26.2)       (27.2)
                                                                           ------------ ------------
Balance at December 31                                                          $ 37.0       $ 42.0
                                                                           ============ ============
Balance at December 31, net of reinsurance                                       $ 0.8        $ 0.9
                                                                           ============ ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2005 and 2004:

     1)   Use of a series of deterministic investment performance scenarios.

     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

     3) Mortality equal to 80% of the Annuity 2000 table at December 31, 2005 and 90% of the Annuity 2000 table at December 31, 2004.

     4) Lapse rates varying by contract type and duration and ranging from 2% to 40%, with an average of 5% during the surrender charge period and 12% thereafter.

     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. Since October 2004, JNL has issued certain GMWB products that guarantee payments over a lifetime and are considered primarily as mortality risk. Reserves for these benefits are calculated as required by SOP 03-1. At December 31, 2005 and 2004, these SOP 03-1 reserves are not material.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2005 and 2004, are consistent with those used for calculating the GMDB liability. JNL's projected excess GMIB benefits are minimal at December 31, 2005.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. Prior to adoption of SOP 03-1, this liability was the high-tier fund which used the higher crediting rate associated with annuitization. At the implementation of SOP 03-1 in 2004, the total liability for this block was revised to the low-tier fund using the lower crediting rate associated with surrenders plus the SOP 03-1 annuitization reserve, for a net decrease of $36 million.

9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (CONTINUED)

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

-------------------------------------------------------------------------------------------------------------------
                                 DECEMBER 31, 2005                            DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Benefit Type                  Liability      Net Amount    Weighted        Liability   Net Amount      Weighted
                            (in millions)      at Risk     Average       (in millions)  at Risk        Average
                                           (in millions)*   Attained Age              (in millions)* Attained Age
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
UL insurance benefit            $ 58          $ 4,620      54.6 years       $ 29          $ 4,393      54.2 years
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Two-tier annuitization          $ 7            $ 39        59.4 years       $ 8             $ 40       59.4 years
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
ISWL account balance
adjustment                      $ 34              n/a          n/a          $ 28              n/a          n/a
-------------------------------------------------------------------------------------------------------------------


     * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2005 and 2004:

     1)   Use of a series of deterministic premium persistency scenarios.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates equal to the credited interest rates, approximately 4%-5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2005 and 2004:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates are equal to credited interest rates, approximately, 3%-5% projected.

10.  NOTES PAYABLE

     The aggregate carrying values and fair values of notes payable at December 31, 2005 and 2004 were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                  DECEMBER 31,
                                                        2005                              2004
------------------------------------------------------------------------------------------------------------
                                              CARRYING                          CARRYING
                                                VALUE        FAIR VALUE          VALUE        FAIR VALUE
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Surplus notes                                    $ 249,251      $ 314,350         $ 249,237       $ 310,790
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Tuscany notes                                      224,712        224,712           228,389         228,389
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Mortgage loans                                       4,226          4,226            17,515          17,515
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
VIE equity classes                                   8,750          8,750             8,750           8,750
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Total                                            $ 486,939      $ 552,038         $ 503,891       $ 565,444
-------------------------------------------===============================---===============================


     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

10.  NOTES PAYABLE (CONTINUED)

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2005, 2004 and 2003.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited, a VIE in which JNL is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany Notes"). At December 31, 2005 and 2004, the weighted average rate on the Tuscany Notes was 4.48% and 2.38%, respectively. Interest paid totaled $6.8 million, $3.7 million and $3.5 million in 2005, 2004 and 2003, respectively.

     MORTGAGE LOANS
     Certain real estate VIEs have outstanding mortgage loans at a weighted average interest rate of 8.55% and 7.57% at December 31, 2005 and 2004, respectively, with maturities through June 2006. Interest paid totaled $273 thousand and $160 thousand in 2005 and 2004, respectively.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid on the notes in 2005 and 2004 totaled $664 thousand and $456 thousand, respectively.

11.  REVERSE REPURCHASE AGREEMENTS

     During 2005 and 2004, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $17.4 million and $10.5 million during 2005 and 2004, respectively, at weighted average interest rates of 2.25% and 1.80%, respectively. The outstanding balance at December 31, 2005 totaled $300.0 million and is included in other liabilities. There was no outstanding balance under such borrowings at December 31, 2004. Interest paid totaled $0.4 million, $0.2 million and $10.1 million in 2005, 2004 and 2003, respectively. The highest level of short-term borrowings at any month end was $300.0 million in 2005 and $460.0 million in 2004.

12.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

12.  REINSURANCE (CONTINUED)

     In conjunction with the purchase of Life of Georgia, JNL acquired certain lines of business that have been wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     With the approval of the Michigan Commissioner of Insurance, JNL cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is negligible, as the reinsurance premium, net of claims, approximates the change in the GMDB reserve.

     The effect of reinsurance on premiums was as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Direct premiums:
Life                                                          $ 347,831         $ 314,168         $ 327,425
Accident and health                                              14,855                 -                 -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Plus reinsurance assumed:
Life                                                             12,629                 6                 7
Accident and health                                               1,232                 -                 -
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Less reinsurance ceded:
Life                                                           (134,258)         (126,778)         (126,829)
Accident and health                                             (16,087)                -                 -
Annuity                                                         (27,141)          (25,054)          (27,192)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Total net premiums                                            $ 199,061         $ 162,342         $ 173,411
--------------------------------------------------------================--================--================

     Premiums ceded to PARC totaled $19.4 million, $20.2 million and $25.0 million during 2005, 2004 and 2003, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

--------------------------------------------------------------------------------------------
                                                                   DECEMBER 31,
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                             2005              2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Ceded reserves:
Life                                                          $ 681,765         $ 566,007
Accident and health                                              39,047                 -
Annuity                                                         171,310            41,113
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Ceded claims liability                                           41,254            22,728
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Ceded-other                                                      10,362            10,909
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total                                                         $ 943,738         $ 640,757
--------------------------------------------------------================--================--

     Reserves reinsured through Brooke Life were $59.4 million and $61.2 million at December 31, 2005 and 2004, respectively. Reserves reinsured through PARC were $36.3 million and $41.1 million at December 31, 2005 and 2004, respectively.

13.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Current tax expense                                           $ 174,180          $ 87,196         $ 107,313

Deferred tax expense                                            141,115           216,880            57,681
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Federal income tax expense                                    $ 315,295         $ 304,076         $ 164,994
--------------------------------------------------------================--================--================


     Federal income tax expense reported for discontinued operations totaled $40.6 million and $9.2 million in 2004 and 2003, respectively.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2005, 2004 and 2003 as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Income taxes at statutory rate                                $ 318,279         $ 304,123         $ 164,970
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Other                                                            (2,984)              (47)               24
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Provision for federal income taxes                            $ 315,295         $ 304,076         $ 164,994
--------------------------------------------------------================--================--================

Effective tax rate                                                34.7%             35.0%             35.0%
--------------------------------------------------------================--================--================

     Federal income taxes paid were $165.1 million, $105.5 million and $171.1 million in 2005, 2004 and 2003, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                                               2005              2004
------------------------------------------------------------------------------------------------------------
Gross deferred tax asset
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                       $ 745,761         $ 686,029
Investments                                                                       163,076           314,679
Deferred compensation                                                              47,550            46,016
Other, net                                                                         48,715            54,601
------------------------------------------------------------------------------------------------------------
Total gross deferred tax asset                                                  1,005,102         1,101,325
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
GROSS DEFERRED TAX LIABILITY
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                                 (786,538)         (568,631)
Value of the insurance in-force                                                    (8,252)          (16,019)
Other assets                                                                      (24,469)          (11,323)
Net unrealized gains on available for sale securities                            (218,250)         (670,846)
Other, net                                                                         (8,176)           (1,444)
------------------------------------------------------------------------------------------------------------
Total gross deferred tax liability                                             (1,045,685)       (1,268,263)
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                 $      (40,583)   $    (166,938)
--------------------------------------------------------------------------================--================

13.  FEDERAL INCOME TAXES (CONTINUED)

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2005, the Company had no federal tax capital loss carryforwards available for future use.

14.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company generally accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2005 and 2004, JNL had recorded accruals totaling $16.5 million and $20.8 million, respectively. Additionally, in conjunction with the purchase of Life of Georgia, JNL assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. and an indemnification receivable of $9.4 million has been included in other assets.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2005 and 2004, the Company's reserve for future state guaranty fund assessments was $19.3 million and $18.9 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company had unfunded commitments related to its investments in limited partnerships totaling $389.1 million and $300.8 million at December 31, 2005 and 2004, respectively.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2005, JNL recorded a liability of $2.0 million for future lease payments. Lease expense was $28.5 million, $27.9 million and $30.1 million in 2005, 2004 and 2003, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

             2006                                      $    6,284
             2007                                           6,301
             2008                                           6,031
             2009                                           3,272
             2010                                             657
             Thereafter                                     1,098
                                                   ---------------
             Total                                       $ 23,643
                                                   ===============

     JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $4.1 million. Lease income for the subleased property totaled $0.7 million, $0.7 million and $0.2 million in 2005, 2004 and 2003, respectively.

15.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2006, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $565 million.

     The Company received capital contributions from its parent of $292.3 million in 2005 and $28.7 million in 2004. Contributions received in 2005 included common stock of $260.7 million in Life of Georgia. The capital contributions also included $31.6 million and $28.7 million in 2005 and 2004, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $410.8 million, $120.0 million and $85.2 million in 2005, 2004 and 2003, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

     Statutory capital and surplus of the Company was $3.4 billion and $3.1 billion at December 31, 2005 and 2004, respectively. Statutory net income of the Company was $565.1 million, $624.5 million and $148.3 million in 2005, 2004 and 2003, respectively. Statutory net income includes pre acquisition Life of Georgia net income of $112.1 million and $8.2 million in 2005 and 2004, respectively, in accordance with Statutory guidelines.

     The Michigan Office of Financial and Insurance Services granted a permitted practice effective January 1, 2003, with respect to accounting for derivatives. This permitted practice, which expired March 31, 2005, resulted in lower statutory surplus of approximately $66.3 million at December 31, 2004.

16.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.6 million, $33.2 million and $32.7 million to PPM for investment advisory services during 2005, 2004 and 2003, respectively.

     In 2004, JNL issued $13 million in loans to Brooke Holdings, Inc. The loans were unsecured and were repaid in 2005. Interest on these loans (at a rate of 2.75% per annum in 2005 and 1.75% per annum in 2004) totaled $309.7 thousand and $223.6 thousand during 2005 and 2004, respectively.

     Included in notes payable is debt in the amount of $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at both December 31, 2005 and 2004. Interest accrued on this debt, including contingent interest, of $15.2 million and $8.2 million is included in other liabilities at December 31, 2005 and 2004, respectively. Outstanding principal amounts accrued interest at a weighted average interest rate of 8.31% and 6.54% at December 31, 2005 and 2004, respectively. Interest paid to PPMH and PPMA totaled $266 thousand and $182 thousand in 2005 and 2004, respectively.

     In 2003, JNL entered into shared services administrative agreements with affiliates PPMA and National Planning Holding Company, Inc. ("NPH"). Under the shared services administrative agreements, JNL allocated $5.0 million, $6.3 million and $7.1 million of certain management and corporate services expenses to affiliates in 2005, 2004 and 2003, respectively.

     In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $20.0 million and $15.0 million, respectively. Interest and commitment fees totaled $306 thousand, $124 thousand and $100 thousand during 2005, 2004 and 2003, respectively.

16.  OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

     In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2005 or 2004. The highest outstanding loan balance during 2005 and 2004 was $14.2 million and $12.0 million, respectively. Interest and commitment fees totaled $52 thousand, $24 thousand and $6 thousand in 2005, 2004 and 2003, respectively.

17.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.2 million, $7.8 million and $7.4 million in 2005, 2004 and 2003, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2005 and 2004, the liability for such plans totaled $135.9 million and $132.8 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans was $18.6 million, $20.7 million and $1.5 million in 2005, 2004 and 2003, respectively.